FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-33395
                                   ---------

                      Franklin Federal Tax-Free Income Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
                 ----------------------------------------------
              (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
        -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  1/31/05
                           -------

Item 1. Schedule of Investments.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3
Notes to Statement of Investments .........................................   36

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

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                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 97.9%
   BONDS 93.0%
   ALABAMA .9%
   Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 ..................................    $ 2,175,000    $    2,241,011
   Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%,
    6/01/28 ......................................................................................      7,000,000         7,329,630
   Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project,
    Refunding,
     6.00%, 8/01/29 ..............................................................................     12,000,000        12,558,960
     Series A, 6.70%, 11/01/29 ...................................................................      4,000,000         4,363,040
   Courtland IDB, PCR, Champion International Corp. Project, Refunding, 6.15%, 6/01/19 ...........      5,000,000         5,148,100
   Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
    9/01/14 ......................................................................................      1,445,000         1,533,680
   University of Alabama General Revenue, Series A, MBIA Insured, 5.00%,
     7/01/29 .....................................................................................     10,000,000        10,497,200
     7/01/34 .....................................................................................     11,500,000        12,044,640
   University of Alabama University Revenues, Hospital, Series A, MBIA Insured, 5.875%,
    9/01/31 ......................................................................................      5,000,000         5,619,100
                                                                                                                     ---------------
                                                                                                                         61,335,361
                                                                                                                     ---------------
   ALASKA .4%
   Alaska State HFC Revenue,
     General Housing, Series A, FGIC Insured, 5.00%, 12/01/29 ....................................      4,000,000         4,183,080
     General Housing, Series A, FGIC Insured, 5.00%, 12/01/30 ....................................      3,500,000         3,651,690
     Veterans Mortgage Program, MBIA Insured, 6.75%, 12/01/25 ....................................        630,000           639,280
   Alaska State International Airports Revenues, Series B,
     AMBAC Insured, 5.25%, 10/01/27 ..............................................................     15,000,000        15,910,800
     MBIA Insured, 5.00%, 10/01/28 ...............................................................      5,100,000         5,292,066
                                                                                                                     ---------------
                                                                                                                         29,676,916
                                                                                                                     ---------------
   ARIZONA 1.9%
   Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ......................................      3,340,000         2,805,366
   Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West Project, Refunding,
    Series A, 5.00%, 7/01/16 .....................................................................     23,000,000        23,681,720
   Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37 ..........     19,000,000        19,616,740
   Mesa IDAR, Discovery Health System, Series A, MBIA Insured, 5.75%, 1/01/25 ....................     22,500,000        24,944,400
   Salt River Project Agricultural Improvement and Power District Electric System Revenue,
    Salt River Project,
     Refunding, Series A, 5.125%, 1/01/27 ........................................................     35,000,000        37,158,800
     Series B, 5.00%, 1/01/25 ....................................................................     17,500,000        18,578,700
   Scottsdale Municipal Property Corp. Excise Tax Revenue, Series A, 5.00%, 7/01/34 ..............      7,500,000         7,872,900
                                                                                                                     ---------------
                                                                                                                        134,658,626
                                                                                                                     ---------------
   ARKANSAS 1.4%
   Arkansas State Development Finance Authority HMR, Series B-1, GNMA Secured, 5.80%,
    1/01/23 ......................................................................................        270,000           278,432
   Arkansas State Development Finance Authority Revenue, White River Medical Center Project,
    5.60%, 6/01/24 ...............................................................................      1,200,000         1,236,612
   Arkansas State Development Finance Authority SFMR, MBS Program,
     Series B, 6.10%, 1/01/29 ....................................................................        270,000           278,100
     Series D, 6.85%, 1/01/27 ....................................................................         35,000            35,887


                                          Quarterly Statement of Investments | 3

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ARKANSAS (CONT.)
   Arkansas State Development Finance Authority Wastewater System Revenue, Revolving Loan
    Fund, Series A, Pre-Refunded, 5.85%, 12/01/19 ................................................    $ 1,000,000    $    1,057,180
   Arkansas State Student Loan Authority Revenue, Refunding, Sub Series B,
     5.60%, 6/01/14 ..............................................................................        325,000           335,995
     Pre-Refunded, 6.25%, 6/01/10 ................................................................        500,000           524,990
   Jefferson County PCR,
     Arkansas Power and Light Co. Project, Refunding, 6.30%, 6/01/18 .............................      1,865,000         1,909,891
     Entergy Arkansas Inc. Project, Refunding, 5.60%, 10/01/17 ...................................      7,900,000         7,918,723
   Pope County PCR, Arkansas Power and Light Co. Project, Refunding, 6.30%,
     12/01/16 ....................................................................................      2,600,000         2,643,186
     11/01/20 ....................................................................................     60,500,000        60,683,920
   Pulaski County Health Facilities Board Revenue, Nazareth Sisters of Charity, St. Vincent's
    Infirmary, Refunding, MBIA Insured, ETM, 6.05%, 11/01/09 .....................................        125,000           142,686
   Saline County Hospital Revenue, Refunding, Connie Lee Insured, 6.00%, 9/01/19 .................        700,000           727,916
   Saline County Retirement Housing and Healthcare Facilities Board Revenue, Refunding,
    AMBAC Insured, 5.80%, 6/01/11 ................................................................        195,000           201,004
   University of Arkansas University Revenues,
     Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA Insured,
       5.00%, 11/01/28 ...........................................................................      1,000,000         1,049,490
     Construction, University of Arkansas for Medical Sciences Campus, Series B, MBIA Insured,
       5.00%, 11/01/34 ...........................................................................      9,000,000         9,416,340
     Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/27 ........................      5,000,000         5,237,000
   University of Central Arkansas Academic Facilities Revenue,
     Series B, AMBAC Insured, 5.875%, 4/01/16 ....................................................        250,000           264,415
     Series C, AMBAC Insured, 6.00%, 4/01/21 .....................................................      1,000,000         1,059,080
   University of Central Arkansas Athletic Facilities Revenue, Series C, AMBAC Insured,
     6.00%, 4/01/21 ..............................................................................      1,000,000         1,059,080
     6.125%, 4/01/26 .............................................................................      1,200,000         1,272,600
   University of Central Arkansas Housing System Revenue, Refunding, Series A, AMBAC Insured,
    6.00%, 4/01/21 ...............................................................................      1,000,000         1,059,080
                                                                                                                     ---------------
                                                                                                                         98,391,607
                                                                                                                     ---------------
   CALIFORNIA 6.3%
   Alhambra COP, Clubhouse Facility Project, 11.25%,
     1/01/08 .....................................................................................        410,000           424,854
     1/01/09 .....................................................................................        455,000           471,562
     1/01/10 .....................................................................................        500,000           518,070
   California Educational Facilities Authority Revenue, Pooled College and University Projects,
    Series B, 6.00%, 12/01/20 ....................................................................      6,025,000         6,292,510
   California Health Facilities Financing Authority Revenue, St. Francis Medical Center,
    Refunding, Series H, AMBAC Insured, 6.30%, 10/01/15 ..........................................      2,800,000         2,921,072
   California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
    first lien, Series A, AMBAC Insured, 5.00%, 7/01/33 ..........................................     24,500,000        25,734,065
   California State GO,
     5.90%, 5/01/08 ..............................................................................        235,000           239,416
     6.00%, 5/01/18 ..............................................................................        535,000           544,737
     6.00%, 5/01/20 ..............................................................................        850,000           866,431
     5.90%, 4/01/23 ..............................................................................      1,200,000         1,207,296


4 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California State GO, (cont.)
     5.00%, 2/01/24 ..............................................................................    $ 5,000,000    $    5,243,200
     5.00%, 2/01/26 ..............................................................................     20,000,000        20,828,400
     5.125%, 2/01/26 .............................................................................      7,500,000         7,911,675
     5.00%, 2/01/32 ..............................................................................     49,000,000        50,278,900
     Refunding, 5.125%, 6/01/25 ..................................................................     25,000,000        26,229,250
     Refunding, 5.00%, 2/01/26 ...................................................................     27,000,000        28,031,940
     Various Purpose, 5.25%, 11/01/25 ............................................................     16,260,000        17,522,264
     Various Purpose, 5.25%, 4/01/27 .............................................................     17,500,000        18,774,350
     Various Purpose, 5.50%, 11/01/33 ............................................................      2,500,000         2,712,775
   Chino USD, COP,
     FSA Insured, Pre-Refunded, 5.90%, 9/01/15 ...................................................      2,010,000         2,095,706
     Refunding, FSA Insured, 5.90%, 9/01/15 ......................................................      6,230,000         6,493,031
   Commerce Refuse to Energy Authority Revenue, Refunding, Series 1994, 8.75%,
    7/01/10 ......................................................................................        655,000           676,595
   Foothill/Eastern Corridor Agency Toll Road Revenue,
     Refunding, 5.75%, 1/15/40 ...................................................................     20,000,000        20,513,400
     senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 .........................................     39,240,000        42,379,985
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
     5.375%, 6/01/28 .............................................................................     50,000,000        52,289,500
     2003 Series A-1, 6.25%, 6/01/33 .............................................................     26,000,000        26,164,580
   Hacienda La Puente USD GO, Election of 2000, Series B, FSA Insured, 5.00%, 8/01/27 ............      5,000,000         5,283,300
   Los Angeles CRDA Housing Revenue, Refunding, Series A, AMBAC Insured, 6.55%,
    1/01/27 ......................................................................................      2,570,000         2,635,098
   Los Angeles Regional Airports Improvement Corp. Lease Revenue,
        Facilities Sub-Lease, International Airport, Refunding, 6.35%, 11/01/25 ..................      7,500,000         5,529,375
     (a)United Airlines, International Airport, Refunding, 6.875%, 11/15/12 ......................      8,400,000         6,724,872
   Los Angeles USD, GO, Series A, MBIA Insured, 5.00%, 1/01/28 ...................................     25,000,000        26,385,750
   Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/25 ................     10,000,000        10,629,000
   Metropolitan Water District Southern California Waterworks Revenue, Series B-2,
    FGIC Insured, 5.00%, 10/01/27 ................................................................      9,645,000        10,221,385
   Pajaro Valley USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 ..................................      5,285,000         5,603,844
   Pomona PFAR, Series Q, MBIA Insured, Pre-Refunded, 5.90%, 12/01/25 ............................      4,000,000         4,207,040
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, 5.00%,
    1/01/33 ......................................................................................      5,000,000         4,631,750
                                                                                                                     ---------------
                                                                                                                        449,216,978
                                                                                                                     ---------------
   COLORADO 2.6%
   Colorado Health Facilities Authority Revenue,
     Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ......................................      2,000,000         2,033,520
     Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ...........................................     13,250,000        13,877,123
     Kaiser Permanente, Series B, ETM, 5.35%, 8/01/15 ............................................     20,200,000        21,173,640
   Colorado Public Highway Authority Revenue, Highway E-470, Refunding, Senior Series A,
    MBIA Insured, 5.00%, 9/01/21 .................................................................     12,715,000        13,458,700
   Denver City and County Airport Revenue, Refunding, Series E, MBIA Insured, 5.25%,
    11/15/23 .....................................................................................     43,000,000        45,994,520
   Denver City and County School District No. 1 COP, Denver School Facilities Leasing Corp.,
    AMBAC Insured, 5.50%, 12/15/08 ...............................................................      1,000,000         1,053,600


                                          Quarterly Statement of Investments | 5

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   COLORADO (CONT.)
   (a)Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project,
     Series A, 6.875%, 10/01/32 ..................................................................    $47,980,000    $   41,262,800
   Denver Convention Center Hotel Authority Revenue, Senior Series A, XLCA Insured, 4.75%,
     12/01/28 ....................................................................................     13,500,000        13,802,130
   Littleton MFHR, Riverpointe I, Refunding, Series A, FSA Insured, 5.95%, 4/01/29 ...............     11,200,000        11,876,704
   Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured, 5.125%,
     6/15/31 .....................................................................................      7,500,000         7,935,975
   Pueblo County School District No. 060 GO, FGIC Insured, 5.00%, 12/15/22 .......................      5,500,000         5,871,635
   University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
     11/15/29 ....................................................................................      8,500,000         8,788,065
                                                                                                                     ---------------
                                                                                                                        187,128,412
                                                                                                                     ---------------
   CONNECTICUT .4%
   Connecticut State GO, Series D, 5.00%, 11/15/20 ...............................................      8,000,000         8,549,120
   Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B,
     AMBAC Insured, Pre-Refunded, 5.00%, 12/01/17 ................................................     11,870,000        13,260,214
   Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
     5.80%, 8/20/39 ..............................................................................      2,720,000         2,917,010
                                                                                                                     ---------------
                                                                                                                         24,726,344
                                                                                                                     ---------------
   DELAWARE .0%(b)
   Delaware State Housing Authority MFMR, Refunding, Series D, 6.75%, 7/01/06 ....................      1,375,000         1,407,821
                                                                                                                     ---------------
   FLORIDA 3.7%
   Broward County School Board COP,
      MBIA Insured, 5.00%, 7/01/28 ...............................................................     17,415,000        18,242,038
      Series A, FSA Insured, 5.25%, 7/01/24 ......................................................     25,000,000        27,181,500
   Callaway/Bay County Wastewater Systems Revenue, Series A, FGIC Insured, Pre-Refunded,
     6.00%, 9/01/26 ..............................................................................        695,000           748,578
   Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Series A-2,
     AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 ................................................     10,000,000        11,355,800
   Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
      5.75%, 6/01/22 .............................................................................     10,000,000        11,250,600
      6.00%, 6/01/23 .............................................................................     17,500,000        21,883,925
   Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24 ................................     13,500,000        13,906,215
   Hillsborough County School Board COP,
      MBIA Insured, 5.00%, 7/01/27 ...............................................................      5,000,000         5,255,450
      Refunding, Series A, MBIA Insured, 5.00%, 7/01/25 ..........................................      5,000,000         5,296,850
   Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30 ............     20,175,000        21,033,850
   Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
      10/01/23 ...................................................................................      6,000,000         6,351,120
      10/01/26 ...................................................................................     20,000,000        20,967,600
   Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/31 ............................      5,000,000         5,185,900
   Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project, Series A,
     AMBAC Insured, 5.00%, 4/01/32 ...............................................................     10,000,000        10,435,000
   Orlando and Orange County Expressway Authority Revenue, Series B, AMBAC Insured, 5.00%,
     7/01/28 .....................................................................................     10,630,000        11,173,087
   Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22 ...........      7,500,000         8,037,450


6 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   FLORIDA (CONT.)
   Palm Beach County School Board COP,
     Refunding, Series D, FSA Insured, 5.00%, 8/01/28 ............................................    $25,000,000    $   26,078,500
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23 ........................................      5,100,000         5,929,923
   St. Augustine Water and Sewer Revenue, Refunding, Series A, MBIA Insured, 6.20%,
     10/01/05 ....................................................................................      1,130,000         1,160,374
     10/01/06 ....................................................................................      1,200,000         1,253,472
     10/01/07 ....................................................................................      1,275,000         1,332,859
     10/01/08 ....................................................................................      1,355,000         1,416,490
     10/01/12 ....................................................................................      6,300,000         6,585,894
   Tampa Bay Water Utility System Revenue, Series B, FGIC Insured, 5.00%,
     10/01/26 ....................................................................................     10,000,000        10,483,800
     10/01/31 ....................................................................................     10,000,000        10,371,800
                                                                                                                     ---------------
                                                                                                                        262,918,075
                                                                                                                     ---------------
   GEORGIA 3.3%
   Atlanta Airport Facilities Revenue, Series A, FGIC Insured, Pre-Refunded, 5.50%,
    1/01/26 ......................................................................................     18,295,000        20,660,909
   Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
     Series C, FSA Insured, 5.00%, 1/01/33 .......................................................     19,500,000        20,270,835
     Series J, FSA Insured, 5.00%, 1/01/29 .......................................................     10,000,000        10,452,900
   Atlanta Airport Revenue, General, Series G, FSA Insured, 5.00%, 1/01/30 .......................     18,285,000        19,068,329
   Atlanta Development Authority Revenue, Yamacraw Design Center Project, Series A,
    MBIA Insured, 5.125%, 1/01/27 ................................................................      5,000,000         5,302,450
   Atlanta Water and Wastewater Revenue,
     FSA Insured, 5.00%, 11/01/34 ................................................................     12,500,000        13,138,875
     Refunding, Series A, MBIA Insured, 5.00%, 11/01/33 ..........................................     13,000,000        13,519,350
   Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle, 1st Series, 5.40%,
    5/01/34 ......................................................................................     15,705,000        15,893,931
   Cobb County Hospital Authority Revenue, AMBAC Insured, 5.00%, 4/01/28 .........................     18,000,000        19,163,700
   De Kalb County Water and Sewer Revenue, 5.25%, 10/01/25 .......................................     12,000,000        12,981,480
   Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
    5.00%, 1/01/25 ...............................................................................      5,000,000         5,363,300
   Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
    Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 .................................     10,000,000        10,780,500
   Gwinnett County Water and Sewer Authority Revenue, 5.25%, 8/01/25 .............................     20,000,000        21,753,600
   Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
    Improvement, Series A, MBIA Insured, 5.00%, 2/01/26 ..........................................      5,770,000         6,143,608
   Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
    MBIA Insured, 5.00%,
     7/01/23 .....................................................................................     10,150,000        10,825,077
     7/01/25 .....................................................................................     12,160,000        12,892,640
     7/01/26 .....................................................................................     12,800,000        13,526,912
   Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer
    Research Center, Series A, AMBAC Insured, 5.00%, 12/15/29 ....................................      5,000,000         5,282,900
                                                                                                                     ---------------
                                                                                                                        237,021,296
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 7

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   HAWAII 1.2%
   Hawaii State Airports System Revenue, Second Series,
     ETM, 6.90%, 7/01/12 .........................................................................    $   500,000    $      582,525
     MBIA Insured, ETM, 6.90%, 7/01/12 ...........................................................        400,000           467,116
   Hawaii State Department of Budget and Finance Special Purpose Revenue,
     6.00%, 7/01/11 ..............................................................................      1,000,000         1,057,420
     6.20%, 7/01/16 ..............................................................................      2,000,000         2,118,320
     Hawaiian Electric Co. Project, Series B, MBIA Insured, 5.875%, 12/01/26 .....................        500,000           521,745
     Kaiser Permanente, Series A, ETM, 5.15%, 3/01/15 ............................................      4,000,000         4,303,960
     Kapiolani Health Care System, Refunding, 6.00%, 7/01/19 .....................................      2,725,000         2,765,657
     Kapiolani Health Obligation, 6.25%, 7/01/21 .................................................      7,350,000         7,783,503
     Queens Health System, Series A, Pre-Refunded, 6.05%, 7/01/16 ................................      1,000,000         1,071,110
     Queens Health System, Series A, Pre-Refunded, 6.00%, 7/01/20 ................................        120,000           128,450
     Queens Health System, Series A, Pre-Refunded, 5.75%, 7/01/26 ................................      7,000,000         7,468,790
     St. Francis Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 .........................      1,100,000         1,103,454
     Wilcox Memorial Hospital Projects, 5.25%, 7/01/13 ...........................................        600,000           628,710
     Wilcox Memorial Hospital Projects, 5.35%, 7/01/18 ...........................................      2,040,000         2,091,836
     Wilcox Memorial Hospital Projects, 5.50%, 7/01/28 ...........................................      2,410,000         2,440,197
   Hawaii State GO,
     Series BW, 6.375%, 3/01/11 ..................................................................        100,000           118,073
     Series CA, 6.00%, 1/01/09 ...................................................................        100,000           111,499
     Series CT, FSA Insured, Pre-Refunded, 5.875%, 9/01/19 .......................................      5,000,000         5,714,100
   Hawaii State Housing Finance and Development Corp. Revenue, Affordable Rental Housing
    Program, Series A, Pre-Refunded,
     6.00%, 7/01/15 ..............................................................................        915,000           946,869
     6.05%, 7/01/22 ..............................................................................        750,000           776,910
     6.10%, 7/01/30 ..............................................................................        235,000           243,481
   Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue,
     Series A, 7.10%, 7/01/24 ....................................................................      2,580,000         2,590,165
     Series A, FNMA Insured, 5.75%, 7/01/30 ......................................................      1,050,000         1,066,517
     Series B, 7.00%, 7/01/31 ....................................................................      6,745,000         6,778,590
   Hawaii State SFMR, HFC,
     Series A, 7.00%, 7/01/11 ....................................................................        165,000           166,541
     Series B, 6.90%, 7/01/16 ....................................................................        210,000           213,413
   Honolulu City and County GO,
     Series 1992, ETM, 6.00%, 12/01/14 ...........................................................        150,000           181,784
     Series C, FGIC Insured, 5.00%, 7/01/20 ......................................................      5,250,000         5,643,173
   Honolulu City and County MFHR, Waipahu Towers Project, Series A, 6.90%, 6/20/35 ...............      1,205,000         1,237,523
   Honolulu City and County Wastewater System Revenue,
     First Bond Resolution, Senior Series, AMBAC Insured, 5.125%, 7/01/31 ........................      8,000,000         8,370,640
     Second Bond Resolution, Junior Series, FGIC Insured, 5.00%, 7/01/23 .........................     10,000,000        10,672,900
   Honolulu City and County Water Supply Board Water System Revenue, Pre-Refunded, 5.80%,
    7/01/21 ......................................................................................      1,785,000         1,889,780
   Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10 ...........................        220,000           252,529
                                                                                                                     ---------------
                                                                                                                         81,507,280
                                                                                                                     ---------------
   IDAHO .0%(b)
   Idaho Housing Agency Revenue, Refunding, Series D-1, 6.45%, 7/01/19 ...........................        485,000           492,731
                                                                                                                     ---------------


8 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ILLINOIS 5.1%
   Chicago Board of Education GO, Chicago School Reform, MBIA Insured, Pre-Refunded,
    6.00%, 12/01/16 ..............................................................................    $ 9,700,000    $   10,524,500
   Chicago COP, AMBAC Insured, 7.75%, 7/15/11 ....................................................     12,400,000        14,856,564
   Chicago Gas Supply Revenue, The People's Gas Light, Refunding, Series A, 6.10%,
    6/01/25 ......................................................................................     12,000,000        12,366,960
   Chicago GO, Lakefront Millennium Parking Facilities, MBIA Insured, 5.75%, 1/01/23 .............      8,955,000        10,829,192
   Chicago O'Hare International Airport Special Facilities Revenue, American Airlines Inc.
    Project, 8.20%, 12/01/24 .....................................................................     11,720,000         9,816,438
   Chicago Sales Tax Revenue, FGIC Insured, 5.375%, 1/01/27 ......................................      3,060,000         3,326,159
   Chicago SFMR, Collateralized, Series A, GNMA Secured, 7.25%, 9/01/28 ..........................        165,000           168,366
   Cook County GO, Capital Improvement, Refunding, FGIC Insured, 5.90%, 12/01/14 .................     10,000,000        10,484,300
   Cook County Tinley Park School District No.140 GO, Refunding, Series A, AMBAC Insured,
    6.00%, 12/01/15 ..............................................................................      8,750,000         9,440,987
   Illinois Development Finance Authority Hospital Revenue,
     Adventist Health System, Sunbelt Obligation, 5.65%, 11/15/24 ................................      6,030,000         6,352,424
     Adventist Health System, Sunbelt Obligation, 5.50%, 11/15/29 ................................     20,000,000        20,628,800
     Sisters of St. Francis Health Services, Refunding, MBIA Insured, 5.375%, 11/01/27 ...........      5,000,000         5,330,250
   Illinois Development Finance Authority PCR, Illinois Power Co. Project, Series A,
    Pre-Refunded, 7.375%, 7/01/21 ................................................................     26,550,000        28,864,894
   Illinois Development Finance Authority Revenue, Provena Health, Series A, MBIA Insured,
    5.50%, 5/15/21 ...............................................................................     10,000,000        10,788,000
   Illinois HDA Revenue,
     MF Program, Series 1, 6.625%, 9/01/12 .......................................................     12,000,000        12,012,360
     MF Program, Series 1, 6.75%, 9/01/21 ........................................................      7,550,000         7,558,003
     MFH, Lawndale Redevelopment Project, 7.10%, 12/01/34 ........................................      2,760,000         2,864,659
     MFH, Refunding, Series A, 7.10%, 7/01/26 ....................................................      9,305,000         9,321,749
   Illinois Health Facilities Authority Revenue,
     Children's Memorial Hospital, Series A, AMBAC Insured, Pre-Refunded, 5.75%,
       8/15/25 ...................................................................................      9,120,000        10,363,330
     Loyola University Health Systems, Refunding, Series A, MBIA Insured, 5.625%,
       7/01/18 ...................................................................................      7,090,000         7,632,031
     Loyola University Health Systems, Series A, MBIA Insured, ETM, 5.625%, 7/01/18 ..............      2,105,000         2,520,401
     Methodist Medical Center, Refunding, MBIA Insured, 5.25%, 11/15/21 ..........................      2,885,000         3,048,666
     Northwestern Medical Facility Foundation, Refunding, MBIA Insured, 5.125%,
       11/15/28 ..................................................................................      7,500,000         7,792,050
     South Suburban Hospital, ETM, 7.00%, 2/15/18 ................................................      4,200,000         5,326,440
     Victory Health Services, Series A, 5.75%, 8/15/27 ...........................................      8,015,000         7,654,806
   Kane County School District No. 129 GO, Series A, FGIC Insured, 5.25%, 2/01/22 ................      5,285,000         5,704,682
   Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
     FGIC Insured, ETM, 6.50%, 6/15/07 ...........................................................          5,000             5,079
     McCormick Place Expansion Project, Refunding, Series A, FGIC Insured, 5.25%,
       12/15/28 ..................................................................................     39,580,000        41,623,911
     McCormick Place Expansion Project, Series A, 6.50%, 6/15/22 .................................          5,000             5,066
     McCormick Place Expansion Project, Series A, 6.50%, 6/15/27 .................................        555,000           565,134
     McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%, 6/15/12 ...................        250,000           253,355
     McCormick Place Expansion Project, Series A, MBIA Insured, 5.00%, 12/15/28 ..................     26,795,000        27,908,868


                                          Quarterly Statement of Investments | 9

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ILLINOIS (CONT.)
   Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
    Convention Center,
     ETM, 5.75%, 7/01/06 .........................................................................    $   665,000    $      684,072
     ETM, 7.00%, 7/01/26 .........................................................................     12,000,000        16,301,160
     Pre-Refunded, 6.25%, 7/01/17 ................................................................      3,500,000         3,761,135
   Onterie Center HFC Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 ..................      4,350,000         4,462,013
   Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20 ...........      1,000,000         1,307,450
   Southwestern Illinois Development Authority IDR, Spectrulite Consortium Inc. Project,
     6.20%, 2/01/05 ..............................................................................        500,000           500,000
     6.625%, 2/01/10 .............................................................................      3,050,000         3,090,687
   University of Illinois University Revenues,
     Auxiliary Facilities, Refunding, Series A, AMBAC Insured, 5.00%, 4/01/30 ....................      5,000,000         5,157,350
     Auxiliary Facilities System, Refunding, Series B, FGIC Insured, 5.125%, 4/01/26 .............     12,000,000        12,609,720
   Upper River Valley Development Authority Environmental Facilities Revenue, General Electric
    Co. Project, 5.45%, 2/01/23 ..................................................................      3,600,000         3,780,612
   Will County Exempt Facilities Revenue, Mobil Oil Refining Corp. Project, 6.00%, 2/01/27 .......      7,130,000         7,420,619
                                                                                                                     ---------------
                                                                                                                        365,013,242
                                                                                                                     ---------------
   INDIANA 1.8%
   Carmel EDR, Cool Creek Association, Refunding, 6.50%, 9/01/15 .................................      1,000,000         1,012,260
   Carmel Industrial RDA County Option Income Tax Lease Rent Revenue, MBIA Insured,
    Pre-Refunded, 5.25%, 1/01/18 .................................................................      1,090,000         1,145,710
   Eastern Hancock Middle School Building Corp. Revenue, first mortgage, Pre-Refunded,
    6.00%, 1/15/21 ...............................................................................      1,000,000         1,037,170
   Hammond Industrial Sewer and Solid Waste Disposal Revenue, American Maize Products Co.
    Project, Series A, 8.00%, 12/01/24 ...........................................................     20,000,000        20,786,400
   Indiana Bond Bank Revenue, Special Program, Hendricks Redevelopment, Series B,
    Pre-Refunded, 6.20%, 2/01/23 .................................................................      3,500,000         3,820,635
   Indiana Health Facility Financing Authority Hospital Revenue,
     Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/21 ...........................     17,500,000        18,299,050
     Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22 .........................      1,200,000         1,229,256
   Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
    Refunding, 5.625%, 5/15/28 ...................................................................      1,750,000         1,649,252
   Indiana State Development Financing Authority Environmental Revenue, 6.25%, 7/15/30 ...........      2,000,000         2,119,420
   Indiana State Educational Facilities Authority Revenue,
     DePauw University Project, Refunding, 5.30%, 7/01/16 ........................................        600,000           644,586
     Valparaiso University, AMBAC Insured, 5.125%, 10/01/23 ......................................      2,015,000         2,162,982
   Indiana State HFA, SFMR,
     GNMA Secured, 6.10%, 7/01/22 ................................................................        240,000           248,976
     Refunding, Series A, 6.75%, 1/01/10 .........................................................      2,940,000         2,965,108
     Refunding, Series A, 6.80%, 1/01/17 .........................................................     12,835,000        13,058,329
   Indiana Transportation Finance Authority Highway Revenue,
     5.375%, 12/01/25 ............................................................................     12,765,000        13,813,389
     Pre-Refunded, 5.375%, 12/01/25 ..............................................................      2,235,000         2,510,419
   Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
    MBIA Insured, 5.25%, 7/01/33 .................................................................     19,020,000        20,130,768


10 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   INDIANA (CONT.)
   Jasper County EDR, Georgia-Pacific Corp. Project,
     5.625%, 12/01/27 ............................................................................    $ 3,500,000    $    3,506,265
     Refunding, 6.70%, 4/01/29 ...................................................................      3,000,000         3,167,040
   Madison County Authority Anderson Hospital Revenue, Refunding, Series A, BIG Insured,
    8.00%, 1/01/14 ...............................................................................         95,000            95,362
   New Albany Floyd County School Building Corp. Revenue, first mortgage, MBIA Insured,
    5.375%, 1/15/18 ..............................................................................      1,500,000         1,665,510
   New Prairie Unified School Building Corp. Revenue, first mortgage, Refunding, FSA Insured,
    5.80%, 7/05/11 ...............................................................................      1,520,000         1,557,894
   Penn-Harris-Madison Multi-School Building Corp. Industry Revenue, first mortgage,
    FSA Insured, Pre-Refunded, 5.90%, 7/15/14 ....................................................      1,000,000         1,086,370
   Petersburg PCR, 5.75%, 8/01/21 ................................................................      5,000,000         5,284,050
   Purdue University of Indiana University Revenue, Student Fee, Series Q, 5.375%, 7/01/07 .......      1,355,000         1,442,953
   Rochester Community Multi-School Building Corp. Revenue, first mortgage, AMBAC Insured,
    5.20%, 1/15/18 ...............................................................................      1,000,000         1,079,970
   Sullivan Industrial PCR, Hoosier Energy, Merom Project, Refunding, 7.10%, 4/01/19 .............        750,000           762,345
                                                                                                                     ---------------
 .................................................................................................                      126,281,469
                                                                                                                     ---------------
   KANSAS .5%
   Burlington PCR, Kansas Gas & Electric Co. Project, Refunding, Series A, MBIA Insured,
    5.30%, 6/01/31 ...............................................................................     18,000,000        19,542,960
   Kansas State Department of Transportation and Highway Revenue, Refunding, 5.50%,
    9/01/06 ......................................................................................      1,000,000         1,048,650
   Kansas State Development Finance Authority Hospital Revenue, Susan B. Allen Memorial
    Hospital, Series Z, Radian Insured, 5.25%, 12/15/23 ..........................................      2,000,000         2,136,940
   Kansas State Development Finance Authority Revenue, Water Pollution Control Revolving
    Fund, Series II, 5.125%, 11/01/18 ............................................................      5,000,000         5,462,100
   Newton Hospital Revenue, Newton Healthcare Corp., Refunding, Series A, 5.70%,
    11/15/18 .....................................................................................      1,875,000         1,917,637
   Shawnee County USD No. 437 Auburn-Washburn GO, Refunding, FSA Insured, 5.00%,
    9/01/20 ......................................................................................      2,500,000         2,658,125
                                                                                                                     ---------------
                                                                                                                         32,766,412
                                                                                                                     ---------------
   KENTUCKY 1.4%
   Ashland PCR, Ashland Oil Inc. Project, Refunding, 6.65%, 8/01/09 ..............................      3,100,000         3,108,897
   Henderson County Solid Waste Disposal Revenue, MacMillan Bloedel Project, 7.00%,
    3/01/25 ......................................................................................     10,000,000        10,238,100
   Kenton County Airport Board Airport Revenue, Special Facilities, Delta Airlines Inc. Project,
     Series A, 7.50%, 2/01/20 ....................................................................     10,000,000         8,418,100
     Series A, 7.125%, 2/01/21 ...................................................................      9,330,000         7,545,544
     Series B, 7.25%, 2/01/22 ....................................................................      3,350,000         2,722,813
   Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement,
     5.80%, 10/01/12 .............................................................................      1,000,000           989,580
     5.85%, 10/01/17 .............................................................................      5,615,000         5,545,374


                                         Quarterly Statement of Investments | 11

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   KENTUCKY (CONT.)
   Mount Sterling Lease Revenue, Kentucky League Cities, Series A,
     6.10%, 3/01/08 ..............................................................................    $20,375,000    $   20,440,200
     6.20%, 3/01/18 ..............................................................................     11,765,000        11,803,589
   Pendleton County Multi-County Lease Revenue, Kentucky Association of Counties Leasing
    Trust, Series A, 6.50%, 3/01/19 ..............................................................     27,160,000        27,265,109
                                                                                                                     ---------------
                                                                                                                         98,077,306
                                                                                                                     ---------------
   LOUISIANA 1.9%
   Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
    10/01/12 .....................................................................................     14,285,000        14,352,282
   Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
    Hospital Project, Series A, Connie Lee Insured,
     6.375%, 12/01/12 ............................................................................      4,310,000         5,093,515
     6.50%, 12/01/18 .............................................................................      5,530,000         7,096,317
     6.65%, 12/01/21 .............................................................................      3,145,000         3,157,423
   Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding, Series B, 6.875%,
    11/01/12 .....................................................................................         60,000            60,485
   East Baton Rouge Mortgage Finance Authority SFM Purchase Revenue,
     Series A, 6.80%, 10/01/28 ...................................................................      1,485,000         1,517,596
     Series C, 7.00%, 4/01/32 ....................................................................        215,000           215,264
   Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub. note, Series A,
    AMBAC Insured, 5.00%, 7/15/33 ................................................................     15,000,000        15,596,850
   Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
    11/01/27 .....................................................................................      5,655,000         5,944,819
   Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
    5.55%, 6/01/32 ...............................................................................      1,960,000         1,992,163
   Louisiana Local Government Environmental Facilities CDA Revenue,
     Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31 .............................      4,290,000         4,433,029
     MBIA Insured, 5.00%, 12/01/26 ...............................................................      5,605,000         5,889,734
   Louisiana Public Facilities Authority Revenue,
     Ochsner Clinic Foundation Project, Series B, 5.75%, 5/15/23 .................................     10,000,000        10,737,400
     Tulane University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32 .......................      5,000,000         5,181,400
   Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 ............     19,250,000        20,100,465
   Louisiana State GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/19 .....................      9,000,000         9,948,780
   New Orleans GO, Refunding, AMBAC Insured,
     6.125%, 10/01/16 ............................................................................     10,275,000        10,635,036
     6.20%, 10/01/21 .............................................................................      8,050,000         8,335,936
   Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13 ........      2,200,000         2,237,202
   West Feliciana Parish PCR, Gulf State Utility Co. Project,
     7.70%, 12/01/14 .............................................................................      2,000,000         2,033,740
     7.00%, 11/01/15 .............................................................................      3,050,000         3,107,950
                                                                                                                     ---------------
                                                                                                                        137,667,386
                                                                                                                     ---------------
   MAINE .6%
   Financial Authority Solid Waste Recycling Facilities Revenue, Great Northern Paper Co.,
    Bowater Project, 7.75%, 10/01/22 .............................................................     29,300,000        29,402,257
   Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
    6.20%, 9/01/19 ...............................................................................      8,000,000         8,718,480


12 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MAINE (CONT.)
   Maine State Housing Authority Mortgage Purchase Revenue, Refunding, Series D-1, 5.05%,
    11/15/16 .....................................................................................    $   155,000    $      156,375
   Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ..........................      4,800,000         4,936,704
                                                                                                                     ---------------
                                                                                                                         43,213,816
                                                                                                                     ---------------
   MARYLAND .2%
   Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
    Improvement, FSA Insured, 6.00%, 9/01/21 .....................................................     10,110,000        10,513,187
   Price Georges County GO, Conservation Public Improvement, Series A, 5.00%, 10/01/23 ...........      5,385,000         5,796,037
                                                                                                                     ---------------
                                                                                                                         16,309,224
                                                                                                                     ---------------
   MASSACHUSETTS 3.6%
   Massachusetts Bay Transportation Authority Revenue,
     General Transportation System, Refunding, Series C, 5.00%, 3/01/24 ..........................     14,000,000        14,498,680
     General Transportation System, Series A, FGIC Insured, 5.00%, 3/01/23 .......................      1,035,000         1,066,402
     General Transportation System, Series A, FGIC Insured, Pre-Refunded, 5.00%, 3/01/23 .........      2,965,000         3,142,277
     Special Assessment, Series A, 5.25%, 7/01/30 ................................................     32,525,000        34,598,469
   Massachusetts Special Obligation Revenue, Consolidation Loan, Series A, FGIC Insured,
    5.00%, 6/01/22 ...............................................................................     15,070,000        16,787,076
   Massachusetts State Development Finance Agency Revenue, Massachusetts/Saltonstall
    Redevelopment Building Corp., Series A, MBIA Insured, 5.125%, 8/01/28 ........................      6,735,000         7,092,494
   Massachusetts State GO,
     MBIA Insured, Pre-Refunded, 5.00%, 8/01/22 ..................................................      4,100,000         4,533,657
     Refunding, Series B, ETM, 6.50%, 8/01/08 ....................................................      5,900,000         6,614,254
   Massachusetts State Health and Educational Facilities Authority Revenue,
     Berkshire Health System, Series E, 6.25%, 10/01/31 ..........................................      2,250,000         2,410,492
     Berkshire Health System, Series E, Radian Insured, 5.70%, 10/01/25 ..........................      4,500,000         4,969,440
     Harvard University, Series FF, 5.00%, 7/15/22 ...............................................     13,550,000        14,514,353
     Melrose-Wakefield Hospital, Refunding, Series B, ETM, 6.35%, 7/01/06 ........................      1,100,000         1,117,358
   Massachusetts State HFA Housing Projects Revenue, Refunding, Series A,
     6.30%, 10/01/13 .............................................................................        425,000           425,578
     6.375%, 4/01/21 .............................................................................        125,000           125,227
   Massachusetts State HFA Housing Revenue, SF, Series 41,
     6.30%, 12/01/14 .............................................................................      1,795,000         1,852,781
     6.35%, 6/01/17 ..............................................................................      1,900,000         1,900,000
   Massachusetts State Industrial Finance Agency Health Care Facilities Revenue, Jewish
    Geriatric Services Inc., Series B,
     5.375%, 5/15/17 .............................................................................      1,965,000         2,124,381
     5.50%, 5/15/27 ..............................................................................      5,000,000         5,419,350
   Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care,
     5.65%, 10/01/17 .............................................................................      2,295,000         2,416,520
     5.70%, 10/01/27 .............................................................................      7,375,000         7,713,734
   Massachusetts State Port Authority Revenue, Special Facilities, Bosfuel Project,
    MBIA Insured, 5.75%, 7/01/39 .................................................................     10,150,000        10,549,200
   Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
     Refunding, Sub Series A, AMBAC Insured, 5.25%, 1/01/29 ......................................      5,000,000         5,296,700
     Series A, MBIA Insured, 5.00%, 1/01/37 ......................................................     52,130,000        53,146,535
     sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ...............................     21,350,000        21,961,678


                                         Quarterly Statement of Investments | 13

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MASSACHUSETTS (CONT.)
   Massachusetts State Water Pollution Abatement Trust Revenue,
     Massachusetts Water Revenue Abatement Program, Series A, 5.00%, 8/01/32 .....................    $ 5,000,000    $    5,205,950
     Water Revenue Authority Program, Sub Series A, 5.75%, 8/01/29 ...............................      5,210,000         5,867,867
     Water Revenue Authority Program, Sub Series A, Pre-Refunded, 5.75%, 8/01/29 .................      1,290,000         1,464,563
   Route 3 North Transportation Improvement Association Massachusetts Lease Revenue,
    MBIA Insured, Pre-Refunded, 5.375%, 6/15/29 ..................................................     16,405,000        18,374,256
                                                                                                                     ---------------
                                                                                                                        255,189,272
                                                                                                                     ---------------
   MICHIGAN 3.7%
   Anchor Bay School District GO, Refunding, 5.00%, 5/01/29 ......................................      6,300,000         6,531,840
   Belding Area Schools GO, FGIC Insured,
     6.10%, 5/01/26 ..............................................................................        810,000           853,124
     Pre-Refunded, 6.10%, 5/01/26 ................................................................      2,995,000         3,166,644
   Chippewa Valley School GO, Refunding, 5.125%, 5/01/27 .........................................      5,310,000         5,617,130
   Detroit City School District GO,
     School Building and Site Improvements, Series A, FGIC Insured, 5.00%, 5/01/23 ...............      2,000,000         2,126,160
     School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/33 ...............     16,870,000        17,526,918
     Series A, FSA Insured, 5.125%, 5/01/31 ......................................................     14,925,000        15,674,086
   Detroit GO,
     Refunding, Series B, 6.375%, 4/01/06 ........................................................      7,265,000         7,388,214
     Refunding, Series B, 6.25%, 4/01/09 .........................................................        625,000           635,475
     Series A, Pre-Refunded, 6.70%, 4/01/10 ......................................................      4,550,000         4,629,898
   Detroit Sewage Disposal Revenue,
     Refunding, senior lien, Series A, FGIC Insured, 5.125%, 7/01/31 .............................     10,000,000        10,451,900
     Series A, MBIA Insured, 5.00%, 7/01/27 ......................................................     15,000,000        15,811,500
   Detroit Water Supply System Revenue,
     second lien, Series B, FGIC Insured, 5.50%, 7/01/33 .........................................      5,000,000         5,527,750
     senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 .........................................     17,575,000        18,157,787
     senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 .........................................      6,170,000         6,537,670
     senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ...........................      7,060,000         7,940,594
   Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 ..................      8,625,000         9,214,519
   Jackson County Building Authority Revenue, AMBAC Insured, 5.60%, 5/01/30 ......................      4,145,000         4,445,554
   Kalamazoo EDC Revenue, Limited Obligation, Friendship Village, Refunding, Series A, 6.25%,
    5/15/27 ......................................................................................      1,750,000         1,759,555
   Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System, Series A,
    MBIA Insured, Pre-Refunded, 5.625%, 1/15/26 ..................................................      2,500,000         2,627,775
   Michigan State Building Authority Revenue, Facilities Program, Refunding, Series I, 5.00%,
    10/15/24 .....................................................................................     31,350,000        33,080,520
   Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
    MBIA Insured, Pre-Refunded, 6.125%, 11/15/23 .................................................     18,000,000        20,739,960
   Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
    Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ..............     10,000,000        10,600,500
   Michigan State Trunk Line Revenue, Series A, FSA Insured,
     5.00%, 11/01/25 .............................................................................     16,250,000        17,064,125
     5.25%, 11/01/30 .............................................................................     10,000,000        10,628,600
   Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M,
    MBIA Insured, 5.25%, 11/15/31 ................................................................     10,000,000        10,565,200


14 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MICHIGAN (CONT.)
   Southgate Community School District GO, FGIC Insured, 5.00%, 5/01/25 ..........................    $ 5,500,000    $    5,838,085
   West Ottawa Public School District GO, Series A, 5.00%, 5/01/27 ...............................      5,000,000         5,248,300
                                                                                                                     ---------------
                                                                                                                        260,389,383
                                                                                                                     ---------------
   MINNESOTA 2.2%
   Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26 ..............................      9,100,000         9,200,464
   Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29 .............      1,500,000         1,565,820
   International Falls PCR, Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/22 ..............      3,500,000         3,549,805
   Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
     Series A, FGIC Insured, 5.125%, 1/01/31 .....................................................     10,000,000        10,382,000
     Series A, FGIC Insured, 5.25%, 1/01/32 ......................................................     32,025,000        33,836,334
     Series A, FGIC Insured, 5.75%, 1/01/32 ......................................................      5,000,000         5,555,150
     Series C, FGIC Insured, 5.25%, 1/01/26 ......................................................     19,000,000        20,238,610
   Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
    Fairview Hospital, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 ........................     25,810,000        28,238,463
   Minnetonka MFHR, Ridgepointe II Project, Refunding, Series A, GNMA Secured, 5.95%,
    10/20/33 .....................................................................................     11,075,000        11,719,454
   Rochester Health Care Facilities Revenue, Mayo Foundation, Series A, 5.50%, 11/15/27 ..........     20,000,000        21,330,800
   Roseville MFHR, Rosepointe I Project, Refunding, Series A, GNMA Secured, 5.95%,
    10/20/33 .....................................................................................      8,240,000         8,719,486
   University of Minnesota Revenue, Refunding, Series A, 5.75%, 7/01/13 ..........................      1,250,000         1,460,287
                                                                                                                     ---------------
                                                                                                                        155,796,673
                                                                                                                     ---------------
   MISSISSIPPI 1.3%
   Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%, 2/01/26 ................     36,500,000        36,612,055
   Jackson County Environmental Improvement Revenue, International Paper Co. Project,
    6.70%, 5/01/24 ...............................................................................      3,500,000         3,774,680
   Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project,
     5.875%, 4/01/22 .............................................................................     40,000,000        40,244,800
     Refunding, 5.90%, 5/01/22 ...................................................................      8,250,000         8,346,690
   Mississippi State GO, Refunding, 5.75%, 12/01/12 ..............................................      2,000,000         2,320,540
                                                                                                                     ---------------
                                                                                                                         91,298,765
                                                                                                                     ---------------
   MISSOURI 1.2%
   Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/22 ......................      9,095,000         9,725,829
   Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation,
    Series A, MBIA Insured, 5.00%, 12/01/30 ......................................................     11,500,000        11,991,970
   Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
    10/15/28 .....................................................................................      8,250,000         8,480,423
   Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
     Refunding, Series A, MBIA Insured, 5.00%, 6/01/22 ...........................................      4,500,000         4,662,450
     Series A, AMBAC Insured, 5.25%, 6/01/21 .....................................................     17,500,000        18,970,000
   St. Louis Airport Revenue,
     Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/20 .........................      5,000,000         5,300,450
     Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/21 .........................      7,250,000         7,660,350
     Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/27 .........................     12,390,000        12,919,053
   Taney County IDA Hospital Revenue, The Skaggs Community Hospital Association, 5.40%,
    5/15/28 ......................................................................................      4,000,000         4,034,360
                                                                                                                     ---------------
                                                                                                                         83,744,885
                                                                                                                     ---------------


                                         Quarterly Statement of Investments | 15

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   MONTANA .8%
   Forsyth PCR,
     Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31 ......................    $30,000,000    $   31,197,300
     The Montana Power Co., Refunding, MBIA Insured, 5.90%, 12/01/23 .............................     20,385,000        20,660,605
   Montana State Board of Housing Revenue, SF Program, Refunding, Series B-1, 6.25%,
    12/01/21 .....................................................................................      6,025,000         6,202,497
                                                                                                                     ---------------
                                                                                                                         58,060,402
                                                                                                                     ---------------
   NEBRASKA .2%
   Omaha Convention Hotel Corp. Revenue, Convention Center First Tier, Series A,
    AMBAC Insured, 5.125%, 4/01/26 ...............................................................     12,500,000        13,319,375
                                                                                                                     ---------------
   NEVADA 2.0%
   Clark County Airport Revenue, sub. lien,
     Series A-2, FGIC Insured, 5.125%, 7/01/27 ...................................................     10,000,000        10,585,000
     Series B, FGIC Insured, 5.25%, 7/01/31 ......................................................     20,000,000        21,008,200
   Clark County IDR, Nevada Power Co. Project, Refunding, Series C, 7.20%, 10/01/22 ..............     12,500,000        12,555,875
   Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
    Project, First Tier, AMBAC Insured, 5.625%,
     1/01/32 .....................................................................................     21,995,000        24,648,477
     1/01/34 .....................................................................................     15,000,000        16,408,050
   Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A,
     5.25%, 7/01/18 ..............................................................................     13,815,000        14,269,928
     Pre-Refunded, 5.25%, 7/01/18 ................................................................      9,870,000        10,784,949
   Humboldt County PCR, Sierra Pacific Power Co., Refunding, Series A, AMBAC Insured,
    6.30%, 7/01/22 ...............................................................................      4,500,000         4,558,725
   Nevada Housing Division Revenue, SF Program, senior issue, Refunding,
     Series A-1, 6.25%, 10/01/26 .................................................................        870,000           880,266
     Series C-2, FHA Insured, 6.75%, 10/01/26 ....................................................      1,150,000         1,163,995
   Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%,
    12/01/17 .....................................................................................     10,275,000        10,412,788
   Sparks RDA Tax Allocation Revenue, Refunding, Series A, Radian Insured, 6.00%,
    1/15/23 ......................................................................................      5,000,000         5,578,450
   Washoe County Gas and Water Facilities Revenue, Refunding, AMBAC Insured, 6.30%,
    12/01/14 .....................................................................................      5,000,000         5,101,300
   Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
    7/01/24 ......................................................................................      5,000,000         5,251,250
                                                                                                                     ---------------
                                                                                                                        143,207,253
                                                                                                                     ---------------
   NEW HAMPSHIRE .3%
   Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
    6/20/33 ......................................................................................      5,788,000         6,060,325
   New Hampshire Health and Education Facilities Authority Revenue, Exeter Project,
     6.00%, 10/01/24 .............................................................................      2,000,000         2,188,160
     5.75%, 10/01/31 .............................................................................      1,000,000         1,062,010
   New Hampshire Higher Education and Health Facilities Authority Revenue,
     New Hampshire Catholic Charities, 5.80%, 8/01/22 ............................................      1,000,000         1,010,220
     Rivier College, 5.60%, 1/01/28 ..............................................................      4,590,000         4,750,788
     The Hitchcock Clinic, MBIA Insured, Pre-Refunded, 6.00%, 7/01/27 ............................      4,275,000         4,711,948


16 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW HAMPSHIRE (CONT.)
   New Hampshire State HFA, SFMR, Series E,
     6.75%, 7/01/19 ..............................................................................    $   605,000    $      614,147
     6.80%, 7/01/25 ..............................................................................        495,000           502,935
                                                                                                                     ---------------
                                                                                                                         20,900,533
                                                                                                                     ---------------
   NEW JERSEY 1.8%
   Health Care Facilities Financing Authority Revenue, Englewood Hospital, MBIA Insured,
    5.00%, 8/01/23 ...............................................................................      5,000,000         5,327,700
   Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
     Series 1, 6.00%, 1/01/19 ....................................................................      2,100,000         2,121,168
     Series 1, 6.00%, 1/01/29 ....................................................................      5,000,000         5,041,900
     Series 2, 6.125%, 1/01/19 ...................................................................      2,000,000         2,030,720
     Series 2, 6.125%, 1/01/29 ...................................................................      5,000,000         5,068,250
   New Jersey EDA Lease Revenue, International Center for Public Health Project, University of
    Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ........................................      5,000,000         5,717,400
   New Jersey EDA Revenue,
     Cigarette Tax, 5.75%, 6/15/29 ...............................................................     20,000,000        21,232,600
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 .....................     10,000,000        10,513,000
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .....................      5,000,000         5,225,050
     School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ......................      7,500,000         7,749,075
   New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
    Series B, MBIA Insured, Pre-Funded, 5.00%, 12/15/21 ..........................................     12,400,000        13,814,220
   New Jersey State Turnpike Authority Turnpike Revenue, Series A, MBIA Insured,
     5.60%, 1/01/22 ..............................................................................      7,500,000         8,311,800
     5.50%, 1/01/25 ..............................................................................     13,000,000        14,298,830
   Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding, 5.75%, 6/01/32 ...........     24,225,000        23,508,909
                                                                                                                     ---------------
                                                                                                                        129,960,622
                                                                                                                     ---------------
   NEW MEXICO .0%(b)
   New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A,
    Pre-Refunded, 6.00%, 6/15/13 .................................................................      1,000,000         1,148,180
                                                                                                                     ---------------
   NEW YORK 14.4%
   Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
    MBIA Insured, 5.25%, 12/01/26 ................................................................     10,000,000        10,801,000
   MTA Commuter Facilities Revenue, Series A,
     FGIC Insured, Pre-Refunded, 6.00%, 7/01/16 ..................................................      8,950,000         9,961,708
     Pre-Refunded, 5.25%, 7/01/28 ................................................................      5,000,000         5,639,150
     Pre-Refunded, 6.125%, 7/01/29 ...............................................................     15,040,000        17,174,928
   MTA Dedicated Tax Fund Revenue, Series A,
     FGIC Insured, 5.00%, 11/15/31 ...............................................................     14,250,000        14,805,037
     FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ..................................................     12,500,000        14,409,250
     MBIA Insured, ETM, 6.25%, 4/01/11 ...........................................................      1,280,000         1,513,946
   MTA Revenue, Refunding,
     Series E, 5.25%, 11/15/31 ...................................................................     10,000,000        10,581,400
     Series U, 5.125%, 11/15/31 ..................................................................     20,720,000        21,616,347


                                         Quarterly Statement of Investments | 17

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   MTA Transit Facilities Revenue,
     Series A, FSA Insured, Pre-Refunded, 6.00%, 7/01/16 .........................................    $ 3,630,000    $    4,040,335
     Series A, Pre-Refunded, 6.00%, 7/01/24 ......................................................      5,000,000         5,683,900
     Series A, Pre-Refunded, 5.625%, 7/01/27 .....................................................     10,800,000        11,920,176
     Service Contract, Series 8, Pre-Refunded, 5.375%, 7/01/21 ...................................     15,000,000        17,257,500
   Nassau County GO,
     Improvement, Series F, 6.625%, 3/01/08 ......................................................      7,325,000         7,942,571
     Water Utility Improvements, Series F, 6.625%, 3/01/07 .......................................      7,070,000         7,652,215
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 5.75%, 8/01/29 .................................................................     10,000,000        11,441,700
   New York City GO,
     Refunding, Series E, 6.00%, 8/01/26 .........................................................        990,000         1,052,558
     Refunding, Series H, 6.125%, 8/01/25 ........................................................     63,965,000        69,039,343
     Refunding, Series J, 6.00%, 8/01/21 .........................................................     14,940,000        16,144,463
     Series A, 6.125%, 8/01/06 ...................................................................        110,000           112,103
     Series B, 8.25%, 6/01/05 ....................................................................        575,000           586,609
     Series B, 6.20%, 8/15/06 ....................................................................      1,200,000         1,236,180
     Series B, 6.125%, 8/01/09 ...................................................................          5,000             5,096
     Series B, 6.00%, 8/15/26 ....................................................................        540,000           574,781
     Series B, ETM, 8.25%, 6/01/05 ...............................................................        425,000           433,640
     Series B, Pre-Refunded, 6.20%, 8/15/06 ......................................................        300,000           309,618
     Series B, Pre-Refunded, 6.30%, 8/15/08 ......................................................     26,875,000        27,758,113
     Series B, Pre-Refunded, 6.375%, 8/15/10 .....................................................     21,740,000        22,462,855
     Series B, Pre-Refunded, 6.00%, 8/15/26 ......................................................      1,460,000         1,564,361
     Series D, 8.00%, 8/01/16 ....................................................................          5,000             5,139
     Series D, 5.50%, 6/01/24 ....................................................................     23,940,000        26,073,054
     Series D, Pre-Refunded, 6.00%, 2/15/25 ......................................................     20,630,000        20,864,563
     Series E, 6.50%, 12/01/12 ...................................................................         20,000            20,275
     Series E, Pre-Refunded, 5.75%, 2/15/09 ......................................................      5,295,000         5,354,675
     Series E, Pre-Refunded, 6.00%, 8/01/26 ......................................................      2,010,000         2,150,861
     Series F, 5.25%, 1/15/23 ....................................................................     20,000,000        21,448,400
     Series F, Pre-Refunded, 6.50%, 2/15/07 ......................................................      8,050,000         8,142,817
     Series F, Pre-Refunded, 6.50%, 2/15/08 ......................................................      7,540,000         7,626,936
     Series F, Pre-Refunded, 6.60%, 2/15/10 ......................................................     16,000,000        16,184,960
     Series F, Pre-Refunded, 6.00%, 8/01/13 ......................................................     14,000,000        14,970,340
     Series G, Pre-Refunded, 6.00%, 10/15/26 .....................................................     15,335,000        16,925,853
     Series H, 6.25%, 8/01/15 ....................................................................     12,730,000        13,848,203
     Series H, Pre-Refunded, 6.25%, 8/01/15 ......................................................        305,000           335,985
     Series H, Pre-Refunded, 6.125%, 8/01/25 .....................................................      1,820,000         1,999,416
     Series I, 6.25%, 4/15/13 ....................................................................      1,870,000         2,017,543
     Series I, 6.25%, 4/15/27 ....................................................................      1,540,000         1,659,781
     Series I, Pre-Refunded, 6.25%, 4/15/13 ......................................................     34,740,000        37,956,924
     Series I, Pre-Refunded, 6.25%, 4/15/27 ......................................................      5,460,000         5,971,766
     Series J, Pre-Refunded, 6.00%, 8/01/21 ......................................................     13,320,000        14,592,992


18 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, 5.50%, 6/15/33 ...................................................................    $55,000,000    $   60,171,650
     Refunding, Series B, FGIC Insured, 5.25%, 6/15/29 ...........................................      4,855,000         5,000,941
     Series A, 5.75%, 6/15/30 ....................................................................      8,000,000         8,918,800
     Series A, FGIC Insured, 5.50%, 6/15/32 ......................................................     10,000,000        10,914,400
     Series B, AMBAC Insured, 5.25%, 6/15/29 .....................................................      8,000,000         8,240,480
     Series B, FSA Insured, 5.25%, 6/15/29 .......................................................      4,030,000         4,151,142
     Series B, MBIA Insured, 5.75%, 6/15/26 ......................................................      1,865,000         1,967,016
     Series B, MBIA Insured, Pre-Refunded, 5.75%, 6/15/26 ........................................      1,135,000         1,199,933
     Series B, Pre-Refunded, 5.75%, 6/15/29 ......................................................     15,000,000        16,301,550
     Series D, 5.25%, 6/15/25 ....................................................................     10,000,000        10,791,200
     Series G, FSA Insured, 5.125%, 6/15/32 ......................................................     24,215,000        25,357,222
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Refunding, Series C, 5.50%, 11/01/20 ........................................................      5,000,000         5,547,200
     Refunding, Series C-A, 5.50%, 11/01/24 ......................................................      4,200,000         4,638,312
     Series B, 5.00%, 5/01/30 ....................................................................      7,500,000         7,787,175
     Series B, Pre-Refunded, 6.00%, 11/15/29 .....................................................     10,000,000        11,647,300
     Series D, 5.00%, 2/01/27 ....................................................................     10,000,000        10,476,200
     Series E, 5.00%, 2/01/28 ....................................................................      8,885,000         9,277,539
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
    Pre-Refunded, 5.40%, 1/01/19 .................................................................     15,000,000        16,908,300
   New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
    AMBAC Insured, 5.125%, 7/01/31 ...............................................................      8,000,000         8,435,520
   New York State Dormitory Authority Lease Revenue, Court Facilities, 6.00%, 5/15/39 ............     16,000,000        17,534,880
   New York State Dormitory Authority Revenue, State University Educational Facilities, 5.125%,
    5/15/21 ......................................................................................      7,165,000         7,455,183
   New York State Dormitory Authority Revenues,
     City University System Consolidated Third, Series 1, 5.25%, 7/01/25 .........................     10,000,000        10,513,500
     City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%,
       7/01/20 ...................................................................................     16,860,000        18,071,897
     City University System, Third General Residence, Series 2, Pre-Refunded, 6.00%,
       7/01/26 ...................................................................................      5,500,000         5,891,325
     Interfaith Medical Center, Series D, 5.40%, 2/15/28 .........................................      8,000,000         8,350,800
     Mental Health Services, Refunding, Series A, 6.00%, 8/15/17 .................................      3,710,000         3,989,326
     Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 .................................        170,000           181,201
     Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 ..............................     14,290,000        15,607,109
     Mental Health Services, Series A, Pre-Refunded, 5.75%, 2/15/27 ..............................      4,830,000         5,251,321
     Second Hospital, Interfaith Medical Center, Series D, 5.30%, 2/15/19 ........................      5,000,000         5,235,750
     Upstate Community Colleges, Series A, 5.00%, 7/01/28 ........................................     10,000,000        10,300,000
   New York State Energy Research and Development Authority Electric Facilities Revenue,
    Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 .............................      8,500,000         8,793,420
   New York State HFA Service Contract Obligation Revenue,
     Refunding, Series C, 5.50%, 9/15/22 .........................................................     17,505,000        18,611,841
     Series A, Pre-Refunded, 6.50%, 3/15/25 ......................................................     10,000,000        10,474,900


                                         Quarterly Statement of Investments | 19

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   NEW YORK (CONT.)
   New York State HFAR,
    Health Facilities, New York City, Refunding, Series A, 5.90%, 5/01/05 ........................    $14,070,000    $   14,200,007
    Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ..................      4,860,000         5,100,181
    Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 .................      3,760,000         3,957,738
   New York State Medical Care Facilities Finance Agency Revenue, Hospital Mortgage, Series A,
    AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 ..................................................      7,600,000         7,763,628
   New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A,
    FSA Insured, Pre-Refunded, 6.00%, 4/01/14 ....................................................      1,420,000         1,649,188
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
    Pre-Refunded,
     6.25%, 4/01/14 ..............................................................................     11,600,000        11,911,924
     5.75%, 4/01/16 ..............................................................................     13,200,000        13,999,128
   New York State Urban Development Corp. Revenue,
     senior lien, Corporate Purpose, 5.50%, 7/01/05 ..............................................        400,000           405,760
     Youth Facilities, Pre-Refunded, 6.00%, 4/01/17 ..............................................     11,720,000        12,851,800
   Onondaga County GO,
     5.875%, 2/15/12 .............................................................................        300,000           347,316
     ETM, 5.875%, 2/15/12 ........................................................................        700,000           819,973
   Triborough Bridge and Tunnel Authority Revenues, General Purpose,
     Refunding, Series A, 5.00%, 1/01/27 .........................................................      5,000,000         5,210,200
     Refunding, Series A, 5.00%, 1/01/32 .........................................................     20,000,000        20,671,600
     Series B, Pre-Refunded, 5.50%, 1/01/30 ......................................................     15,000,000        17,826,300
     Series X, ETM, 6.625%, 1/01/12 ..............................................................      1,800,000         2,150,802
     Series Y, ETM, 5.90%, 1/01/07 ...............................................................        500,000           533,455
     Series Y, ETM, 6.00%, 1/01/12 ...............................................................      1,000,000         1,144,420
                                                                                                                     ---------------
                                                                                                                      1,026,409,119
                                                                                                                     ---------------
   NORTH CAROLINA 3.1%
   Charlotte Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .............................      6,000,000         6,241,860
   Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
     5.90%, 1/15/16 ..............................................................................      7,010,000         7,352,859
     Pre-Refunded, 5.90%, 1/15/16 ................................................................      2,890,000         3,045,713
   North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series A, 5.75%, 1/01/26 .........................................................     65,350,000        69,490,576
     Refunding, Series B, 6.00%, 1/01/22 .........................................................      1,250,000         1,446,050
     Refunding, Series B, 6.25%, 1/01/23 .........................................................     39,030,000        46,509,709
     Refunding, Series B, 5.75%, 1/01/24 .........................................................     35,140,000        37,327,465
     Refunding, Series B, FGIC Insured, 6.25%, 1/01/23 ...........................................      1,280,000         1,283,878
     Refunding, Series D, 5.125%, 1/01/23 ........................................................     12,000,000        12,405,240
     Refunding, Series D, 5.125%, 1/01/26 ........................................................      3,000,000         3,085,290
     Refunding, Series D, 6.75%, 1/01/26 .........................................................      5,000,000         5,615,250
     Series D, 6.70%, 1/01/19 ....................................................................      2,000,000         2,253,080
   North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
    FSA Insured, 4.75%, 9/01/24 ..................................................................      6,970,000         7,115,046
   University Hospital Chapel Hill Revenue, Refunding, AMBAC Insured, 5.00%, 2/15/21 .............      5,000,000         5,196,750
   Winston-Salem Water and Sewer System Revenue, Refunding, Pre-Refunded, 5.125%,
    6/01/28 ......................................................................................     11,000,000        12,347,500
                                                                                                                     ---------------
                                                                                                                        220,716,266
                                                                                                                     ---------------


20| Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OHIO 3.4%
   Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Children's
    Hospital Center, FSA Insured, 5.00%, 11/15/31 ................................................    $ 9,250,000    $    9,624,162
   Akron Income Tax Revenue, Community Learning, FGIC Insured, 5.00%,
     12/01/26 ....................................................................................      6,085,000         6,445,232
     12/01/27 ....................................................................................      3,185,000         3,361,513
   Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31 .......................     20,000,000        20,492,400
   Cleveland State University General Receipt Revenue, FGIC Insured, 5.00%, 6/01/29 ..............      5,000,000         5,246,700
   Columbus City School District GO, School Facilities Construction and Improvement,
    FGIC Insured, 5.00%, 12/01/28 ................................................................     16,000,000        16,776,160
   Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30 ..............     17,100,000        19,330,182
   Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
    Refunding,
     Series A, 5.625%, 2/01/18 ...................................................................      6,000,000         6,512,460
     Series E, 6.05%, 10/01/09 ...................................................................      4,000,000         4,504,560
     Series F, 6.05%, 10/01/09 ...................................................................      2,750,000         3,096,885
   Franklin County Convention Facilities Authority Tax and Lease Revenue, Anticipation Bonds,
    MBIA Insured, 5.00%, 12/01/27 ................................................................      7,500,000         7,909,875
   Hamilton County Sales Tax Revenue, Series B, AMBAC Insured, 5.25%, 12/01/32 ...................     10,000,000        10,670,300
   Kettering City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/30 ..........      7,450,000         7,801,416
   Montgomery County Health Systems Revenue, Series B-2, Pre-Refunded, 8.10%, 7/01/18 ............     10,955,000        11,972,681
   Montgomery County Hospital Facilities Revenue, Grandview Hospital and Medical Center,
    Pre-Refunded,
     5.50%, 12/01/10 .............................................................................      1,300,000         1,448,707
     5.60%, 12/01/11 .............................................................................      1,000,000         1,118,860
     5.65%, 12/01/12 .............................................................................        925,000         1,037,017
   Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
     5.375%, 12/01/20 ............................................................................      4,275,000         4,724,217
     5.45%, 12/01/25 .............................................................................      3,000,000         3,327,000
   Ohio State Air Quality Development Authority Revenue, Dayton Power and Light Co. Project,
    Refunding, 6.10%, 9/01/30 ....................................................................     12,000,000        12,118,560
   Ohio State Water Development Authority Pollution Control Facilities Revenue, Water Control
    Loan Fund, Water Quality Series, MBIA Insured, 5.125%, 6/01/19 ...............................     18,000,000        19,265,400
   Ohio State Water Development Authority Revenue, Dayton Power, Refunding, Series A,
    6.40%, 8/15/27 ...............................................................................      3,250,000         3,258,288
   Pickerington Local School District GO, School Facilities Construction and Improvement,
    FGIC Insured, 5.00%, 12/01/28 ................................................................     15,000,000        15,614,700
   Springboro Community City School District GO, School Improvement, MBIA Insured, 5.00%,
    12/01/27 .....................................................................................     10,350,000        10,950,197
   University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded, 5.75%,
    1/01/29 ......................................................................................     11,305,000        12,895,614
   University of Cincinnati COP,
     Jefferson Avenue Residence Hall, MBIA Insured, 5.125%, 6/01/28 ..............................      4,000,000         4,178,760
     University Center Project, MBIA Insured, 5.125%, 6/01/24 ....................................     10,500,000        11,019,330
   University of Cincinnati General Receipts Revenue, Series A, FGIC Insured, 5.25%,
    6/01/24 ......................................................................................      5,000,000         5,414,150
                                                                                                                     ---------------
                                                                                                                        240,115,326
                                                                                                                     ---------------


                                         Quarterly Statement of Investments | 21

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   OKLAHOMA .6%
   Stillwater Medical Center Authority Revenue,
     Series A, 6.10%, 5/15/09 ....................................................................    $ 2,340,000    $    2,521,935
     Series B, 6.35%, 5/15/12 ....................................................................      1,150,000         1,248,877
     Series B, 6.50%, 5/15/19 ....................................................................      3,390,000         3,683,913
   Tulsa Industrial Authority Hospital Revenue, St. John Medical Center Project, Series A,
    Pre-Refunded, 6.25%, 2/15/14 .................................................................      2,000,000         2,082,280
   Tulsa Municipal Airport Trust Revenue,
     American Airlines Project, AMR Corp., Refunding, 7.35%, 12/01/11 ............................      4,000,000         3,957,320
     American Airlines Project, Refunding, 6.25%, 6/01/20 ........................................     18,530,000        15,224,804
     AMR Corp., Refunding, Series B, 6.00%, 6/01/35 ..............................................     10,000,000         9,606,700
   Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
    6.00%, 8/15/14 ...............................................................................      4,000,000         4,209,000
                                                                                                                     ---------------
                                                                                                                         42,534,829
                                                                                                                     ---------------
   OREGON .7%
   Health Sciences University Revenue, Series A, MBIA Insured, 5.00%, 7/01/26 ....................     10,500,000        11,139,870
   Jackson County School District No. 6 Central Point GO, FGIC Insured, Pre-Refunded, 5.25%,
    6/15/20 ......................................................................................      4,000,000         4,455,520
   Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%,
    10/15/13 .....................................................................................      1,250,000         1,492,925
   Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
    Pre-Refunded, 6.00%, 5/01/26 .................................................................     10,000,000        11,610,100
   Oregon State EDR, Georgia Pacific Corp. Project,
     Refunding, Series 183, 5.70%, 12/01/25 ......................................................      3,500,000         3,524,605
     Series CLVII, 6.35%, 8/01/25 ................................................................      5,500,000         5,543,010
   Oregon State GO,
     Series LX, 6.75%, 5/01/05 ...................................................................      1,000,000         1,011,270
     State Board of Higher Education, Series A, 5.00%, 8/01/26 ...................................     12,000,000        12,540,720
                                                                                                                     ---------------
                                                                                                                         51,318,020
                                                                                                                     ---------------
   PENNSYLVANIA 4.6%
   Allegheny County Hospital Development Authority Revenue, Health System, Series A,
    MBIA Insured, 6.50%, 11/15/30 ................................................................     10,000,000        11,983,800
   Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding,
     5.50%, 12/01/29 .............................................................................     10,000,000        10,302,100
     Series A, 6.70%, 12/01/20 ...................................................................      5,250,000         5,375,737
   Allegheny County Port Authority Special Revenue, Transportation, FGIC Insured, 5.00%,
    3/01/29 ......................................................................................     10,000,000        10,392,000
   Berks County GO, AMBAC Insured, 5.00%, 11/15/25 ...............................................      5,000,000         5,157,700
   Butler Area School District GO, FGIC Insured, Pre-Refunded, 5.60%, 4/01/28 ....................      5,000,000         5,655,400
   Delaware County Authority University Revenue, Villanova University, Series A, MBIA Insured,
    5.00%, 12/01/18 ..............................................................................      7,090,000         7,469,599
   Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue,
    FSA Insured, 5.75%,
     1/01/22 .....................................................................................      8,500,000         9,543,290
     1/01/26 .....................................................................................     10,000,000        11,198,300
   Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
    AMBAC Insured, 5.60%, 7/01/17 ................................................................      5,000,000         5,905,600


22 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   PENNSYLVANIA (CONT.)
   Erie Water Authority Water Revenue, Series A, MBIA Insured, 5.20%, 12/01/30 ...................    $18,700,000    $   19,776,185
   Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding, Series A,
    MBIA Insured, 6.15%, 8/01/29 .................................................................      4,000,000         4,157,000
   Montgomery County IDA Retirement Community Revenue, Act Retirement-Life Communities,
    5.25%, 11/15/28 ..............................................................................      2,500,000         2,513,400
   Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
    5.25%, 10/01/30 ..............................................................................     12,150,000        13,002,322
   Pennsylvania Economic Development Financing Authority Exempt Facility Revenue,
    MacMillan LP Project, Pre-Refunded, 7.60%, 12/01/20 ..........................................      5,000,000         5,311,800
   Pennsylvania EDA Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%,
    12/01/15 .....................................................................................     13,500,000        13,860,450
   Pennsylvania State GO, First Series, FGIC Insured, Pre-Refunded, 5.00%, 2/01/20 ...............      5,000,000         5,563,350
   Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, 5.00%, 7/15/31 .................      5,850,000         6,095,992
   Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA Insured,
    5.25%, 10/01/30 ..............................................................................     15,630,000        16,568,582
   Philadelphia Gas Works Revenue,
     Fifth Series A-1, FSA Insured, 5.00%, 9/01/29 ...............................................      5,000,000         5,220,300
     Refunding, First Series A, FSA Insured, 5.00%, 7/01/26 ......................................      5,000,000         5,200,900
   Philadelphia GO, MBIA Insured, 5.00%, 5/15/25 .................................................      5,000,000         5,138,150
   Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
            Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.30%, 1/01/18 ...      3,275,000         3,465,900
            Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.35%, 1/01/23 ...      5,690,000         5,951,740
     Mortgage, North Philadelphia Health Systems, Series A, FHA Insured, 5.375%,
       1/01/28 ...................................................................................      3,700,000         3,846,039
     Temple University Hospital, 5.875%, 11/15/23 ................................................      5,000,000         5,044,100
   Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%, 9/01/29 ..........     15,000,000        16,217,250
   Philadelphia School District GO, Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/30 ..........     14,050,000        16,089,077
   Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.00%, 11/01/31 ............     25,000,000        26,007,000
   Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
    5.125%, 2/01/35 ..............................................................................     15,000,000        15,652,050
   Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District Sales
    Tax, AMBAC Insured, 5.25%, 2/01/31 ...........................................................      5,000,000         5,394,450
   State Public School Building Authority School Revenue,
     Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 ..........................      9,500,000         9,953,150
     Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 ...........................     32,000,000        33,166,720
   Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
    AMBAC Insured, 6.15%, 12/01/29 ...............................................................      2,400,000         2,613,096
                                                                                                                     ---------------
                                                                                                                        328,792,529
                                                                                                                     ---------------
   RHODE ISLAND .5%
   Providence GO, Special Obligation Tax Increment, Series A, 7.65%, 6/01/16 .....................      9,900,000        10,030,383
   Rhode Island Clean Water Financing Agency Revenue, Safe Drinking Water Providence,
    Series A, AMBAC Insured, 6.70%, 1/01/15 ......................................................      2,200,000         2,258,564
   Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Series A,
     5.875%, 9/15/23 .............................................................................      2,000,000         2,030,040
     6.00%, 9/15/33 ..............................................................................      3,000,000         3,049,350


                                         Quarterly Statement of Investments | 23

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   RHODE ISLAND (CONT.)
   Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
     Refunding, Series 25-A, 4.95%, 10/01/16 .....................................................    $   140,000    $      142,800
     Series 10-A, 6.50%, 10/01/22 ................................................................        475,000           475,318
     Series 10-A, 6.50%, 4/01/27 .................................................................        265,000           265,228
     Series 15-A, 6.85%, 10/01/24 ................................................................        620,000           627,087
   Rhode Island State Health and Educational Building Corp. Revenue,
     Health Facilities, Saint Antoine, Series B, 6.125%, 11/15/29 ................................      8,400,000         8,951,712
     Hospital Financing, Lifespan Obligation Group, 6.375%, 8/15/21 ..............................      7,000,000         7,926,100
                                                                                                                     ---------------
                                                                                                                         35,756,582
                                                                                                                     ---------------
   SOUTH CAROLINA 1.0%
   Beaufort-Jasper Water and Sewer Authority Waterworks and Sewer System Revenue,
    Refunding, FSA Insured, 5.00%, 3/01/26 .......................................................      7,750,000         8,155,015
   Dorchester County Waterworks and Sewer System Revenue, Refunding, MBIA Insured,
    5.00%, 10/01/28 ..............................................................................      8,000,000         8,400,960
   Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster
    County Project, 5.00%, 12/01/26 ..............................................................     10,000,000        10,178,100
   Medical University of South Carolina Hospital Authority Hospital Facilities Revenue, Mortgage,
    Refunding, Series A, MBIA Insured, 5.00%, 8/15/31 ............................................     10,000,000        10,337,000
   South Carolina Public Service Authority Revenue, Series B, FSA Insured, 5.25%, 1/01/33 ........     31,835,000        33,919,237
                                                                                                                     ---------------
                                                                                                                         70,990,312
                                                                                                                     ---------------
   SOUTH DAKOTA .2%
   South Dakota Health and Educational Facilities Authority Revenue, Avera Health Issue,
    AMBAC Insured, 5.25%, 7/01/22 ................................................................     15,425,000        16,890,221
                                                                                                                     ---------------
   TENNESSEE .3%
   Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
    Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%, 7/01/21 ....................      7,000,000         7,928,480
   Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
    Refunding and Improvement, Series A, FSA Insured, 5.00%, 1/01/22 .............................      5,000,000         5,297,750
   Memphis GO, 5.00%, 4/01/17 ....................................................................      3,000,000         3,187,200
   Metropolitan Government of Nashville and Davidson County District Energy Revenue, Series A,
    AMBAC Insured, 5.00%, 10/01/25 ...............................................................      5,460,000         5,783,669
   Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D, 4.70%,
    7/01/15 ......................................................................................        720,000           732,182
                                                                                                                     ---------------
                                                                                                                         22,929,281
                                                                                                                     ---------------
   TEXAS 5.5%
   Austin Electric Utility System Revenue, Refunding, MBIA Insured, 5.00%, 11/15/28 ..............     10,000,000        10,447,400
   Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health Services,
    FSA Insured, ETM,
     6.00%, 11/15/15 .............................................................................      7,500,000         7,865,925
     6.10%, 11/15/23 .............................................................................      8,300,000         8,663,457
   Bexar County HFC, MFHR,
     American Opportunity Housing, Series A, MBIA Insured, 5.80%, 1/01/31 ........................      6,000,000         6,290,220
     Honey Creek Apartments Project, Series A, MBIA Insured, 6.125%, 4/01/20 .....................      1,000,000         1,072,660
     Honey Creek Apartments Project, Series A, MBIA Insured, 6.20%, 4/01/30 ......................      2,845,000         3,050,551
   Bexar County HFC Revenue, GNMA Secured, 8.10%, 3/01/24 ........................................         35,000            35,350


24 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TEXAS (CONT.)
   Bexar Metropolitan Water District Waterworks Systems Revenue, Refunding, MBIA Insured,
     5.875%, 5/01/22 .............................................................................    $ 2,860,000    $    2,942,368
     6.35%, 5/01/25 ..............................................................................      1,890,000         1,946,606
   Bridge City ISD, GO, Refunding, 5.375%, 2/15/32 ...............................................      2,005,000         2,128,287
   Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19 .......................................      1,000,000         1,091,640
   Castleberry ISD Revenue, Refunding, 6.00%, 8/15/25 ............................................        175,000           184,021
   Dallas ISD, GO, Refunding, 5.25%, 2/15/20 .....................................................      2,000,000         2,176,200
   Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A,
    FGIC Insured, 5.625%, 11/01/26 ...............................................................     85,000,000        91,733,700
   Decatur Hospital Authority Hospital Revenue, Series A, ETM, 5.75%, 9/01/29 ....................      4,175,000         4,806,886
   Duncanville ISD, GO, Refunding, Series B, 5.25%, 2/15/32 ......................................      9,900,000        10,459,350
   Edcouch Elsa ISD, GO, 5.50%, 2/15/30 ..........................................................      2,000,000         2,165,840
   Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, UXS Corp. Projects,
    Refunding, 5.50%, 9/01/17 ....................................................................      3,250,000         3,420,138
   Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%,
    4/01/32 ......................................................................................      3,000,000         3,081,150
   Hidalgo County GO, Certificates of Obligation, FSA Insured, 5.25%, 8/15/21 ....................      2,500,000         2,712,475
   Houston Airport System Revenue, sub. lien, Series B, FSA Insured, 5.50%, 7/01/30 ..............      2,000,000         2,162,780
   Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project,
    FGIC Insured, 5.125%, 3/01/28 ................................................................     15,000,000        15,747,750
   Houston GO, Refunding, Public Improvement, MBIA Insured, 5.00%, 3/01/25 .......................      5,000,000         5,273,850
   Houston Water and Sewer Systems Revenue, junior lien, Series B, FGIC Insured, Pre-Refunded,
     5.00%, 12/01/25 .............................................................................      9,710,000        10,563,412
     5.25%, 12/01/30 .............................................................................     14,000,000        15,672,160
   Joshua ISD, GO, Refunding, Series B, 6.125%, 2/15/26 ..........................................         20,000            20,048
   Keller ISD, GO, Refunding, 5.375%, 8/15/25 ....................................................      1,500,000         1,601,445
   Kerrville ISD, GO, Pre-Refunded, 6.00%, 8/15/13 ...............................................      1,000,000         1,155,200
   Laredo ISD, GO, 5.25%, 8/01/24 ................................................................      4,000,000         4,256,240
   Little Cypress Mauriceville Consolidated ISD, GO, Refunding, 5.90%, 8/01/29 ...................      2,130,000         2,388,859
   Lower Colorado River Authority Revenue,
     Refunding and Improvement, Series A, MBIA Insured, 5.00%, 5/15/26 ...........................      2,000,000         2,082,940
     Refunding, FSA Insured, 5.00%, 5/15/31 ......................................................     10,000,000        10,350,900
   Lubbock HFC, SFMR, MBS Program, Refunding, Series A, GNMA Secured, 6.125%,
    12/01/17 .....................................................................................        305,000           317,728
   Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project,
    Refunding, 6.00%, 7/01/28 ....................................................................     19,200,000        19,368,000
   North Central Texas Health Facility Development Corp. Revenue,
     Children's Medical Center Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24 ..................     19,335,000        20,971,128
     Texas Health Resources System, Series B, MBIA Insured, 5.125%, 2/15/22 ......................      5,985,000         6,276,350
   Northside ISD, GO, Refunding, 5.00%, 2/15/26 ..................................................      2,500,000         2,611,000
   Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project,
    Refunding,
     5.60%, 1/01/27 ..............................................................................      6,000,000         5,071,200
     Series A, 5.60%, 4/01/18 ....................................................................      4,500,000         4,020,390
   Onalaska ISD, GO, 5.375%, 2/15/32 .............................................................      2,840,000         3,030,649
   Pasadena GO, Certificates of Obligation, FGIC Insured, 5.25%, 4/01/32 .........................      3,000,000         3,150,990


                                         Quarterly Statement of Investments | 25

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   TEXAS (CONT.)
   Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18 ..................    $ 4,000,000    $    4,154,560
   Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
    12/01/22 .....................................................................................     15,000,000        15,884,700
   Red River Authority PCR, West Texas Utilities Co. Project, Public Service Co. of Oklahoma,
    Central Power and Light Co., Refunding, MBIA Insured, 6.00%, 6/01/20 .........................     12,000,000        12,771,960
   Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, 5.75%, 2/15/21 ...........      2,500,000         2,796,625
   Sabine River Authority PCR, Southwestern Electric Power Co., Refunding, MBIA Insured,
    6.10%, 4/01/18 ...............................................................................      9,000,000         9,541,980
   San Antonio Water Revenue,
     Refunding, FSA Insured, 5.00%, 5/15/28 ......................................................      5,000,000         5,200,700
     Systems, Refunding, FSA Insured, 5.00%, 5/15/25 .............................................      5,000,000         5,251,650
   Southmost Regional Water Authority Water Supply Contract Revenue, MBIA Insured, 5.00%,
    9/01/25 ......................................................................................      5,000,000         5,260,450
   Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist
    Health System, FGIC Insured, ETM, 6.00%, 9/01/24 .............................................      4,000,000         4,862,440
   Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
    Series C, 5.75%,
     8/15/18 .....................................................................................      1,570,000         1,536,779
     8/15/28 .....................................................................................      3,900,000         3,674,931
   Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%,
    10/01/20 .....................................................................................        500,000           677,325
   Texas State GO, Veterans Housing Assistance, Fund I, Refunding, Series A, 6.15%,
    12/01/25 .....................................................................................      1,000,000         1,027,750
   Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Project,
     Series A, MBIA Insured, 5.50%, 11/01/17 .....................................................      1,735,000         1,848,937
     Series D, FSA Insured, 5.375%, 11/01/27 .....................................................     12,480,000        13,393,661
   University of Texas University Revenues, Financing System, Series A, Pre-Refunded, 5.70%,
    8/15/20 ......................................................................................      1,000,000         1,125,370
   Wylie ISD, GO,
     Pre-Refunded, 7.00%, 8/15/24 ................................................................        660,000           807,233
     Refunding, 7.00%, 8/15/24 ...................................................................        340,000           416,520
                                                                                                                     ---------------
                                                                                                                        392,600,814
                                                                                                                     ---------------
   U.S. TERRITORIES 2.6%
   Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding, 5.375%,
    5/15/33 ......................................................................................     23,470,000        23,215,585
   District of Columbia GO,
     FGIC Insured, 5.00%, 6/01/28 ................................................................     22,475,000        23,325,903
     Series A, FSA Insured, 5.375%, 6/01/24 ......................................................      3,580,000         3,861,567
     Series A, FSA Insured, Pre-Refunded, 5.375%, 6/01/24 ........................................      1,420,000         1,588,611
     Series E, MBIA Insured, ETM, 6.00%, 6/01/13 .................................................         15,000            15,193
   District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset Backed Bonds,
    6.50%, 5/15/33 ...............................................................................     35,000,000        34,549,550
   Puerto Rico Commonwealth GO,
     AMBAC Insured, Pre-Refunded, 5.40%, 7/01/25 .................................................        250,000           264,688
     Public Improvement, Pre-Refunded, 5.75%, 7/01/17 ............................................        250,000           272,300


26 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES (CONT.)
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     5.00%, 7/01/36 ..............................................................................    $62,000,000    $   64,740,400
     5.50%, 7/01/36 ..............................................................................      7,000,000         7,717,780
   Puerto Rico Electric Power Authority Revenue, Series X, Pre-Refunded, 5.50%, 7/01/25 ..........        200,000           202,846
   Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
    First Portfolio, 6.25%, 4/01/29 ..............................................................        130,000           132,878
   Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
    Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 .....................................        350,000           358,358
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue,
     Guaynabo Warehouse, Series A, 5.15%, 7/01/19 ................................................        850,000           875,254
     Teacher's Retirement System Revenue Series B, ETM, 5.50%, 7/01/21 ...........................        250,000           263,360
   Puerto Rico PBA Revenue, Government Facilities, Series D,
     5.25%, 7/01/27 ..............................................................................      3,265,000         3,472,719
     Pre-Refunded, 5.25%, 7/01/27 ................................................................      8,735,000         9,791,586
   University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ....................        285,000           292,082
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.50%, 10/01/18 .............................................................................      1,400,000         1,473,598
     5.50%, 10/01/22 .............................................................................      5,000,000         5,197,200
     5.625%, 10/01/25 ............................................................................      1,900,000         1,982,840
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
    7/01/18 ......................................................................................        500,000           510,335
                                                                                                                     ---------------
                                                                                                                        184,104,633
                                                                                                                     ---------------
   UTAH .6%
   Carbon County Solid Waste Disposal Revenue, Laidlaw Inc. Project, Refunding, Series A,
    7.50%, 2/01/10 ...............................................................................      5,050,000         5,183,219
   Intermountain Power Agency Power Supply Revenue,
     ETM, 6.15%, 7/01/14 .........................................................................     16,225,000        17,723,054
     Series A, 6.15%, 7/01/14 ....................................................................      8,775,000         9,429,089
   Salt Lake County College Revenue, Westminster College Project,
     5.70%, 10/01/17 .............................................................................      1,000,000         1,052,750
     5.75%, 10/01/27 .............................................................................      1,000,000         1,042,140
     5.625%, 10/01/28 ............................................................................      3,305,000         3,484,990
   South Jordan Sales Tax Revenue, AMBAC Insured, 5.20%, 8/15/26 .................................      4,770,000         5,042,796
   Utah State HFAR, SFM,
     Series B, 6.55%, 7/01/26 ....................................................................        285,000           286,978
     Series E-1, 6.65%, 7/01/20 ..................................................................         35,000            35,110
                                                                                                                     ---------------
                                                                                                                         43,280,126
                                                                                                                     ---------------
   VERMONT .3%
   Burlington Airport Revenue, Series A, MBIA Insured, 5.00%, 7/01/28 ............................      5,780,000         6,042,065
   Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
    Series A, AMBAC Insured, 6.125%, 12/01/27 ....................................................     13,000,000        14,979,510
   Vermont HFA, SFHR, Series 5, 7.00%, 11/01/27 ..................................................      3,000,000         3,068,670
                                                                                                                     ---------------
                                                                                                                         24,090,245
                                                                                                                     ---------------


                                         Quarterly Statement of Investments | 27

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   VIRGINIA .3%
   Henrico County IDA Public Facilities Lease Revenue, Regional Jail Project, Pre-Refunded,
     6.00%, 8/01/15 ..............................................................................    $ 7,250,000    $    7,391,955
   Medical College Hospital Authority Revenue, General Revenue Bonds, MBIA Insured, 5.125%,
     7/01/18 .....................................................................................      2,000,000         2,115,840
   Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub Series H-1,
     MBIA Insured, 5.35%, 7/01/31 ................................................................     10,000,000        10,311,100
                                                                                                                     ---------------
                                                                                                                         19,818,895
                                                                                                                     ---------------
   WASHINGTON 2.8%
   Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project,
     Refunding, MBIA Insured, 5.20%, 11/01/27 ....................................................        200,000           203,244
   Chelan County PUD No. 1 Chelan Hydroelectric Consolidated System Revenue, Division V,
     Mandatory Put 7/01/27, Series A, 5.65%, 7/01/32 .............................................      5,000,000         5,227,800
   Chelan County PUD No. 1 Consolidated Revenue, Chelan Hydroelectric, Division I, Mandatory
     Put 7/01/28, Series A, FSA Insured, 5.25%, 7/01/33 ..........................................        200,000           207,612
   Clark County PUD No. 1 Generating System Revenue,
      FGIC Insured, ETM, 6.00%, 1/01/08 ..........................................................        200,000           218,882
      Refunding, FSA Insured, 5.50%, 1/01/25 .....................................................     15,015,000        16,437,671
   Clark County Sewer Revenue, MBIA Insured, Pre-Refunded, 5.70%, 12/01/16 .......................        200,000           212,096
   Energy Northwest Electric Revenue, Columbia Generating, Refunding, Series B, FSA Insured,
     5.35%, 7/01/18 ..............................................................................     11,500,000        12,649,310
   (c) Goat Hill Properties Lease Revenue, Government Office Building Project, MBIA Insured,
     5.00%, 12/01/33 .............................................................................     18,500,000        19,256,835
   Grant County PUD No. 2 Priest Rapids Hydro Electric Revenue, Second Series B,
     MBIA Insured, 5.875%, 1/01/26 ...............................................................        100,000           103,605
   Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding,
      Second Series A, MBIA Insured, 5.20%, 1/01/23 ..............................................        250,000           262,522
      Series D, FSA Insured, 5.20%, 1/01/23 ......................................................      6,000,000         6,434,520
   King County GO, Sewer, Refunding, Series C, 6.25%, 1/01/32 ....................................      8,715,000         9,446,014
   King County Housing Authority Revenue, Woodridge Park Project, 6.25%, 5/01/15 .................        175,000           175,723
   King County School District No. 400 Mercer Island GO, Pre-Refunded, 5.90%, 12/01/15 ...........        100,000           104,812
   King County School District No. 412 Shoreline GO, Pre-Refunded, 6.10%, 6/01/13 ................        100,000           101,335
   King County School District No. 415 Kent GO, FSA Insured, Pre-Refunded, 5.875%,
     6/01/16 .....................................................................................        200,000           209,558
   Pierce County EDC Solid Waste Revenue, Occidental Petroleum Corp., 5.80%, 9/01/29 .............      4,360,000         4,394,444
   Pierce County School District No. 320 Sumner GO, FSA Insured, 6.00%, 12/01/14 .................      2,000,000         2,323,160
   Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22 ................      5,000,000         5,476,000
   Pierce County Sewer Revenue, 5.70%, 2/01/17                                                            100,000           102,924
   Port Seattle Revenue, Refunding,
      MBIA Insured, 5.00%, 7/01/33 ...............................................................     10,000,000        10,339,400
      Series A, FGIC Insured, 5.00%, 4/01/31 .....................................................     21,680,000        22,309,154
   Seattle Housing Authority Low Income Housing Assistance Revenue, Kin On Project, 7.40%,
     11/20/36 ....................................................................................         99,000           108,348
   Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25 ....................................     10,000,000        10,818,000
   Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23 ...................................        300,000           319,572


28 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   WASHINGTON (CONT.)
   Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16 ............................    $   200,000    $      204,128
   Snohomish County USD No. 6 GO, 6.50%, 12/01/11 ................................................      7,000,000         8,348,130
   Spokane County GO, Refunding, Pre-Refunded, 6.00%, 12/01/14 ...................................        130,000           138,557
   Spokane County Water District No. 3 Water Revenue, Refunding, 5.90%, 1/01/14 ..................         15,000            15,171
   Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ...........................................        300,000           317,337
   Twenty-Fifth Avenue Properties Washington Student Housing Revenue, MBIA Insured,
     5.125%, 6/01/22 .............................................................................      2,925,000         3,135,892
     5.25%, 6/01/33 ..............................................................................      9,770,000        10,379,062
   Washington State GO,
     Motor Vehicle Fuel Tax, Series 1995D, DD-15 and R-95C, Pre-Refunded, 6.00%,
       9/01/20 ...................................................................................        240,000           245,412
     Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27 ..............................     10,000,000        10,518,200
     Series A, FGIC Insured, 5.00%, 7/01/27 ......................................................     10,000,000        10,518,200
     Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ......................................     10,120,000        10,823,644
   Washington State Health Care Facilities Authority Revenue,
     Multicare Health Systems, MBIA Insured, 5.00%, 8/15/22 ......................................        250,000           258,575
     Providence Services, MBIA Insured, 5.50%, 12/01/26 ..........................................      6,000,000         6,465,420
   Washington State Higher Education Facilities Authority Revenue, Pacific Lutheran University
    Project, Refunding, Connie Lee Insured, 5.70%, 11/01/26 ......................................        200,000           206,224
   Washington State Public Power Supply System Revenue, Nuclear Project No. 2, Refunding,
    Series A, 6.30%, 7/01/12 .....................................................................      7,700,000         9,101,939
                                                                                                                     ---------------
                                                                                                                        198,118,432
                                                                                                                     ---------------
   WEST VIRGINIA .7%
   Braxton County Solid Waste Disposal Revenue, Weyerhaeuser Co. Project,
     6.50%, 4/01/25 ..............................................................................      3,500,000         3,592,820
     Refunding, 5.40%, 5/01/25 ...................................................................     10,000,000        10,158,700
   Tyler County PCR, Union Carbide Corp., 7.625%, 8/01/05 ........................................      2,400,000         2,411,232
   West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26 ...............................     10,000,000        11,081,800
   West Virginia State Water Development Water Revenue, Loan Program 2, Refunding, Series B,
    AMBAC Insured, 5.00%, 11/01/29 ...............................................................      7,500,000         7,883,325
   West Virginia University Revenues, Improvement, West Virginia University Projects, Series C,
    FGIC Insured, 5.00%, 10/01/34 ................................................................     10,000,000        10,443,500
                                                                                                                     ---------------
                                                                                                                         45,571,377
                                                                                                                     ---------------
   WISCONSIN .7%
   Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17 ....................................      2,200,000         2,209,658
   Wisconsin Housing and EDA Homeownership Revenue, Refunding, Series A, 6.10%,
    11/01/10 .....................................................................................      7,985,000         8,215,607
   Wisconsin State Health and Educational Facilities Authority Revenue,
     Children's Hospital of Wisconsin Inc., AMBAC Insured, 5.375%, 2/15/28 .......................     21,050,000        21,777,067
     Franciscan Sisters Christian, Series A, 5.50%, 2/15/18 ......................................      1,500,000         1,541,850
     Franciscan Sisters Christian, Series A, 5.50%, 2/15/28 ......................................      1,000,000         1,015,770
     Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/13 ..................................      6,500,000         6,754,410
     Mercy Health Systems Corp., AMBAC Insured, 6.125%, 8/15/17 ..................................      7,500,000         7,793,550
   Wisconsin State Petroleum Inspection Fee Revenue, Series A, Pre-Refunded, 6.00%,
    7/01/11 ......................................................................................      1,500,000         1,554,150
                                                                                                                     ---------------
                                                                                                                         50,862,062
                                                                                                                     ---------------


                                         Quarterly Statement of Investments | 29

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   WYOMING .0%(b)
   Wyoming CDA, MFMR, Series A,
     6.90%, 6/01/12 ..............................................................................    $   275,000    $      275,132
     6.95%, 6/01/24 ..............................................................................        815,000           815,709
                                                                                                                     ---------------
                                                                                                                          1,090,841
                                                                                                                     ---------------
   TOTAL BONDS ...................................................................................                    6,616,815,555
                                                                                                                     ---------------
   ZERO COUPON/STEP-UP BONDS 4.9%
   CALIFORNIA 1.4%
   Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, 1/15/24 ....................................................     65,000,000        21,742,500
     Convertible Capital Appreciation, Refunding, 1/15/23 ........................................     35,000,000        29,711,150
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.75% thereafter,
       1/15/21 ...................................................................................     50,000,000        44,716,500
     senior lien, ETM, 1/01/23 ...................................................................      7,000,000         3,171,140
                                                                                                                     ---------------
                                                                                                                         99,341,290
                                                                                                                     ---------------
   COLORADO .0%(b)
   Colorado Springs Airport Revenue, Series C,
     1/01/07 .....................................................................................      1,675,000         1,575,505
     1/01/08 .....................................................................................        800,000           719,224
     1/01/11 .....................................................................................      1,450,000         1,122,372
                                                                                                                     ---------------
                                                                                                                          3,417,101
                                                                                                                     ---------------
   FLORIDA .1%
   Florida State Mid-Bay Bridge Authority Revenue, Series A, AMBAC Insured,
     10/01/23 ....................................................................................      5,000,000         1,997,250
     10/01/24 ....................................................................................      3,000,000         1,126,410
   Miami-Dade County Special Obligation Revenue, Sub Series B, MBIA Insured, 10/01/34 ............      5,500,000         1,095,930
                                                                                                                     ---------------
                                                                                                                          4,219,590
                                                                                                                     ---------------
   ILLINOIS 1.0%
   Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
     Capital Appreciation, 2002, Series A, FGIC Insured, 6/15/08 .................................        185,000           167,020
     Capital Appreciation, 2002, Series A, FGIC Insured, 6/15/09 .................................        235,000           203,266
     Capital Appreciation, 2002, Series A, FGIC Insured, ETM, 6/15/08 ............................      7,000,000         6,349,140
     Capital Appreciation, 2002, Series A, FGIC Insured, ETM, 6/15/09 ............................      9,275,000         8,095,220
     Capital Appreciation, McCormick Place, Refunding, Series B, 6/15/22 .........................     30,000,000        17,859,000
     Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, 6/15/20 ...........      8,240,000         6,349,579
     Capital Appreciation, McCormick Place, Refunding, Series B, MBIA Insured, 6/15/21 ...........      6,000,000         4,590,480
     Capital Appreciation, Series A, FGIC Insured, ETM, 6/15/08 ..................................      1,315,000         1,192,731
     Capital Appreciation, Series A, FGIC Insured, ETM, 6/15/09 ..................................      1,490,000         1,300,472
     McCormick Place Expansion Project, Series A, FGIC Insured, 6/15/10 ..........................        155,000           128,394
     McCormick Place Expansion Project, Series A, FGIC Insured, ETM, 6/15/10 .....................      7,845,000         6,522,411
     McCormick Place Expansion Project, Series A, FGIC Insured, ETM, 6/15/11 .....................      9,690,000         7,725,740
   University of Illinois University Revenues, Auxiliary Facilities, AMBAC Insured, 4/01/10 ......     14,250,000        11,901,458
                                                                                                                     ---------------
                                                                                                                         72,384,911
                                                                                                                     ---------------


30 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   KENTUCKY 1.1%
   Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A,
     8/15/07 .....................................................................................    $ 1,640,000    $    1,523,495
     8/15/08 .....................................................................................      4,505,000         4,049,454
     8/15/09 .....................................................................................      4,580,000         3,920,388
     8/15/10 .....................................................................................      4,620,000         3,788,169
     8/15/13 .....................................................................................      6,825,000         4,884,038
     8/15/14 .....................................................................................      6,860,000         4,680,784
     8/15/16 .....................................................................................      7,005,000         4,332,382
     8/15/17 .....................................................................................      7,115,000         4,179,565
   Kentucky Economic Development Finance Authority Health System Revenue, Norton
    Healthcare Inc.,
     Refunding, Series B, MBIA Insured, 10/01/18 .................................................     10,000,000         5,430,200
     Refunding, Series C, MBIA Insured, zero cpn. to 10/01/05, 6.05% thereafter,
       10/01/19 ..................................................................................     11,080,000        12,139,913
     Series C, MBIA Insured, zero cpn. to 10/01/05, 6.10% thereafter, 10/01/21 ...................      8,925,000         9,718,254
     Series C, MBIA Insured, zero cpn. to 10/01/05, 6.10% thereafter, 10/01/23 ...................     16,945,000        18,308,395
   Owensboro Electric Light and Power Revenue, Series B, AMBAC Insured, 1/01/08 ..................      5,250,000         4,829,265
                                                                                                                     ---------------
                                                                                                                         81,784,302
                                                                                                                     ---------------
   LOUISIANA .2%
   Calcasieu Parish Memorial Hospital Service District Revenue, Lake Charles Parish Memorial
    Hospital Project, Series A, Connie Lee Insured, 12/01/22 .....................................     11,040,000        10,723,042
                                                                                                                     ---------------
   MICHIGAN .1%
   Coldwater Community Schools GO, Capital Appreciation, MBIA Insured, Pre-Refunded,
    5/01/18 ......................................................................................      5,935,000         2,948,686
   Harrison Community Schools GO, AMBAC Insured, 5/01/20 .........................................      6,000,000         2,535,360
                                                                                                                     ---------------
                                                                                                                          5,484,046
                                                                                                                     ---------------
   NEVADA .1%
   Director of the State Department of Business and Industry Revenue, Las Vegas Monorail
    Project, AMBAC Insured,
     1/01/25 .....................................................................................      3,080,000         1,156,632
     1/01/26 .....................................................................................      3,815,000         1,344,521
     1/01/27 .....................................................................................      3,000,000           993,030
     1/01/28 .....................................................................................     13,315,000         4,144,028
     1/01/29 .....................................................................................      8,410,000         2,464,382
                                                                                                                     ---------------
                                                                                                                         10,102,593
                                                                                                                     ---------------
   NEW JERSEY .1%
   New Jersey State Turnpike Authority Turnpike Revenue, Growth and Income Securities,
    Series B, AMBAC Insured, 1/01/35 .............................................................     10,000,000         6,182,500
                                                                                                                     ---------------
   TEXAS .3%
   Hays Consolidated ISD, GO, Capital Appreciation,
     8/15/19 .....................................................................................      5,285,000         2,542,666
     8/15/21 .....................................................................................      8,420,000         3,549,788
     8/15/22 .....................................................................................      8,470,000         3,344,803


                                         Quarterly Statement of Investments | 31

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   TEXAS (CONT.)
   Texas State Turnpike Authority Central Texas Turnpike Systems Revenue, Capital Appreciation,
    AMBAC Insured, 8/15/31 .......................................................................    $43,500,000    $    9,522,150
                                                                                                                     ---------------
                                                                                                                         18,959,407
                                                                                                                     ---------------
   U.S. TERRITORIES .2%
   District of Columbia Revenue, Capital Appreciation, Georgetown University,
     MBIA Insured, 4/01/22 .......................................................................     12,870,000         5,177,858
     MBIA Insured, 4/01/23 .......................................................................     14,160,000         5,337,895
     Series A, MBIA Insured, 4/01/20 .............................................................      8,860,000         4,064,791
                                                                                                                     ---------------
                                                                                                                         14,580,544
                                                                                                                     ---------------
   WASHINGTON .3%
   Washington State Public Power Supply System Revenue, Nuclear Project No. 3,
     Capital Appreciation, Series B, 7/01/14 .....................................................     12,450,000         8,419,437
     Capital Appreciation, Series B, ETM, 7/01/14 ................................................      2,550,000         1,774,494
     Refunding, Series B, 7/01/12 ................................................................      6,400,000         4,747,840
     Refunding, Series B, 7/01/13 ................................................................     11,000,000         7,818,800
                                                                                                                     ---------------
                                                                                                                         22,760,571
                                                                                                                     ---------------
   TOTAL ZERO COUPON/STEP-UP BONDS ...............................................................                      349,939,897
                                                                                                                     ---------------
   TOTAL LONG TERM INVESTMENTS (COST $6,498,667,798) .............................................                    6,966,755,452
                                                                                                                     ---------------
   SHORT TERM INVESTMENTS 1.3%
   CALIFORNIA .2%
(d)California Infrastructure and Economic Development Bank Revenue, Independent System
    Operating Corp. Project, Refunding, Series B, MBIA Insured, Weekly VRDN and Put, 1.86%,
     4/01/08 .....................................................................................      2,500,000         2,500,000
(d)California State Economic Recovery Revenue, Series C-3, Daily VRDN and Put, 1.90%,
     7/01/23 .....................................................................................        800,000           800,000
(d)California State GO,
      Kindergarten University, Series B-3, Daily VRDN and Put, 1.88%, 5/01/34 ....................      2,400,000         2,400,000
      Series A-3, Daily VRDN and Put, 1.90%, 5/01/33 .............................................      2,800,000         2,800,000
(d)Irvine 1915 Act Special Assessment, AD No. 03-19, Series A, Daily VRDN and Put, 1.88%,
     9/02/29 .....................................................................................      1,000,000         1,000,000
(d)Metropolitan Water District Southern California Waterworks Revenue, Series C-2, Daily VRDN
    and Put, 1.85%, 7/01/36 ......................................................................      2,050,000         2,050,000
                                                                                                                     ---------------
                                                                                                                         11,550,000
                                                                                                                     ---------------
   FLORIDA .1%
   Jacksonville Health Facilities Authority Hospital Revenue,
     (d)Series A, Daily VRDN and Put, 1.91%, 8/15/33 .............................................      2,000,000         2,000,000
     (d)Series C, Daily VRDN and Put, 1.85%, 8/15/33 .............................................      2,000,000         2,000,000
(d)Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program, Refunding,
    AMBAC Insured, Daily VRDN and Put, 1.80%, 12/01/15 ...........................................      2,500,000         2,500,000
                                                                                                                     ---------------
                                                                                                                          6,500,000
                                                                                                                     ---------------


32 | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   GEORGIA .1%
(d)Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 1.90%,
    11/01/41 .....................................................................................    $ 4,900,000    $    4,900,000
(d)Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 1.90%, 11/01/15 .....................      2,200,000         2,200,000
                                                                                                                     ---------------
                                                                                                                          7,100,000
                                                                                                                     ---------------
   KENTUCKY .0%(b)
(d)Berea Educational Facilities Revenue, Series A, Daily VRDN and Put, 1.83%, 6/01/32 ............        190,000           190,000
                                                                                                                     ---------------
   LOUISIANA .1%
(d)Louisiana Public Facilities Authority Revenue, Kenner Hotel Ltd., Daily VRDN and Put, 1.90%,
    12/01/15 .....................................................................................      6,400,000         6,400,000
(d)Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project, First
     Stage, ACES, Refunding, Daily VRDN and Put, 1.83%, 9/01/17 ..................................      1,600,000         1,600,000
                                                                                                                     ---------------
                                                                                                                          8,000,000
                                                                                                                     ---------------
   MARYLAND .0%(b)
(d)Maryland State EDC Revenue, U.S. Pharmacopeial Project, Series A, AMBAC Insured, Daily
    VRDN and Put, 1.85%, 7/01/34 .................................................................        800,000           800,000
                                                                                                                     ---------------
   MASSACHUSETTS .1%
(d)Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
    Program, Series D, MBIA Insured, Daily VRDN and Put, 1.90%, 1/01/35 ..........................      3,950,000         3,950,000
(d)Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D,
    Daily VRDN and Put, 1.90%, 8/01/17 ...........................................................      1,650,000         1,650,000
                                                                                                                     ---------------
                                                                                                                          5,600,000
                                                                                                                     ---------------
   NEW MEXICO .1%
(d)Farmington PCR, Arizona Public Service Co., Refunding, Series B, Daily VRDN and Put,
    1.90%, 9/01/24 ...............................................................................      7,525,000         7,525,000
                                                                                                                     ---------------
   NEW YORK .5%
(d)Jay Street Development Corp. Certificates Facility Lease Revenue, Jay Street Project,
    Series A-4, Daily VRDN and Put, 1.88%, 5/01/22 ...............................................        700,000           700,000
(d)Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
    1.81%, 5/01/33 ...............................................................................      2,000,000         2,000,000
   New York City GO,
     (d)Series B, Sub Series B-5, MBIA Insured, Daily VRDN and Put, 1.80%, 8/15/09 ...............      1,200,000         1,200,000
     (d)Sub Series A-7, Daily VRDN and Put, 1.88%, 8/01/20 .......................................        500,000           500,000
     (d)Sub Series E-3, Daily VRDN and Put, 1.88%, 8/01/23 .......................................      2,600,000         2,600,000
     (d)Sub Series H-4, Daily VRDN and Put, 1.81%, 3/01/34 .......................................      4,900,000         4,900,000
     (d)Unlimited, Series B, Sub Series B-4, Daily VRDN and Put, 1.90%, 8/15/23 ..................      6,400,000         6,400,000
(d)New York City Municipal Water Finance Authority Water and Sewer System Revenue,
    Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 1.88%, 6/15/18 ...................      7,300,000         7,300,000
(d)Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
    Series 2, Daily VRDN and Put, 1.90%, 5/01/19 .................................................      8,500,000         8,500,000
                                                                                                                     ---------------
                                                                                                                         34,100,000
                                                                                                                     ---------------
   RHODE ISLAND .0%(b)
(d)Rhode Island Health and Educational Building Corp. Educational Institution Revenue,
    Portsmouth Abbey School, Daily VRDN and Put, 1.07%, 10/01/31 .................................        935,000           935,000
                                                                                                                     ---------------


                                         Quarterly Statement of Investments | 33

FRANKLIN FEDERAL TAX-FREE INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   TENNESSEE .1%
(d)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
    and Put, 1.92%, 7/01/31 ......................................................................    $ 3,500,000    $    3,500,000
(d)Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily
    VRDN and Put, 1.92%, 7/01/34 .................................................................      3,100,000         3,100,000
                                                                                                                     ---------------
                                                                                                                          6,600,000
                                                                                                                     ---------------
   VIRGINIA .0%(b)
(d)Alexandria Redevelopment and Housing Authority Residential Care Facility Revenue,
    First Mortgage, Goodwin House Inc., Series B, Daily VRDN and Put, 1.85%, 10/01/06 ............        800,000           800,000
                                                                                                                     ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $89,700,000) ...............................................                       89,700,000
                                                                                                                     ---------------
   TOTAL INVESTMENTS (COST $6,588,367,798) 99.2% .................................................                    7,056,455,452
   OTHER ASSETS, LESS LIABILITIES .8% ............................................................                       58,446,688
                                                                                                                     ---------------
   NET ASSETS 100.0% .............................................................................                   $7,114,902,140
                                                                                                                     ===============

See glossary of terms on page 35.

(a)   Defaulted security.

(b)   Rounds to less than .05% of net assets.

(c)   Security purchased on a when-issued or delayed delivery basis.

(d) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


34 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN FEDERAL TAX-FREE INCOME FUND

GLOSSARY OF TERMS

1915 ACT - Improvement Bond Act of 1915
ACES     - Adjustable Convertible Exempt Securities
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BIG      - Bond Investors Insurance Co. (acquired by MBIA in
           1989 and no longer does business under this name)
CDA      - Community Development Authority/Agency
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
EDA      - Economic Development Authority
EDC      - Economic Development Corp.
EDR      - Economic Development Revenue
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assistance
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDA      - Housing Development Authority/Agency
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority/Agency Revenue
HFC      - Housing Finance Corp.
HMR      - Home Mortgage Revenue
IDA      - Industrial Development Authority/Agency
IDAR     - Industrial Development Authority/Agency Revenue
IDB      - Industrial Development Bond/Board
IDC      - Industrial Development Corp.
IDR      - Industrial Development Revenue
ISD      - Independent School District
LP       - Limited Partnership
MBIA     - Municipal Bond Investors Assurance Corp.
MBS      - Mortgage-Backed Securities
MF       - Multi-Family
MFH      - Multi-Family Housing
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
PBA      - Public Building Authority
PCR      - Pollution Control Revenue
PFAR     - Public Financing Authority Revenue
PUD      - Public Utility District
RDA      - Redevelopment Agency/Authority
SF       - Single Family
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
USD      - Unified/Union School District
XLCA     - XL Capital Assurance


Quarterly Statement of Investments | See Notes to Statement of Investments. | 35

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Federal Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1.    INCOME TAXES

At January 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ................................   $6,587,205,670
                                                       ===============
Unrealized appreciation ............................   $  488,609,974
Unrealized depreciation ............................      (19,360,192)
                                                       ---------------
Net unrealized appreciation (depreciation) .........   $  469,249,782
                                                       ===============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


36 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN FEDERAL TAX-FREE INCOME FUND

By  /s/Jimmy D. Gambill
       Chief Executive Officer - Finance and Administration
Date:   March  22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/Jimmy D. Gambill
       Chief Executive Officer - Finance and Administration
Date:   March  22, 2005


By /s/Galen G. Vetter
      Chief Financial Officer
Date:  Date March 22, 2005










                                                            Exhibit A

                            CERTIFICATIONS

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Federal Tax-Free Income Fund;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Federal Tax-Free Income Fund;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005


/S/GALEN G. VETTER
Chief Financial Officer